UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08200

Bridgeway Funds, Inc.
(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Tammira Philippe, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:        (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.96%
Consumer Discretionary - 16.99%
Abercrombie & Fitch Co., Class A	89,300	$ 2,161,953
Beazer Homes USA, Inc.*	59,700	952,215
Best Buy Co., Inc.	38,000	2,659,620
Dana, Inc.	97,000	2,498,720
Delphi Technologies PLC	11,266	536,825
Express, Inc.*	130,000	930,800
Fiat Chrysler Automobiles NV	215,000	4,411,800
Ford Motor Co.	200,000	2,216,000
Hanesbrands, Inc.+	102,000	1,878,840
Lear Corp.	16,000	2,977,440
LGI Homes, Inc.*+	41,400	2,921,598
LKQ Corp.*	59,000	2,239,050
Marriott International, Inc., Class A	18,300	2,488,434
NVR, Inc.*	1,500	4,200,000
Sonic Automotive, Inc., Class A	58,000	1,099,100
Winnebago Industries, Inc.	71,200	2,677,120
Wyndham Worldwide Corp.	23,700	2,711,991

		39,561,506

Consumer Staples - 2.26%
Central Garden & Pet Co., Class A*	66,800	2,645,948
Constellation Brands, Inc., Class A	11,500	2,621,080

		5,267,028

Energy - 5.82%
Cimarex Energy Co.	24,700	2,309,450
Delek US Holdings, Inc.	67,000	2,726,900
Denbury Resources, Inc.*	700,000	1,918,000
Devon Energy Corp.	70,000	2,225,300
EP Energy Corp., Class A*	350,000	469,000
Newfield Exploration Co.*	72,000	1,758,240
Noble Corp. PLC*	296,100	1,098,531
Teekay Corp.+	130,000	1,051,700

		13,557,121

Financials - 15.87%
Aflac, Inc.	59,800	2,616,848
Ally Financial, Inc.	73,400	1,992,810
American Financial Group, Inc.	24,300	2,726,946
Ameriprise Financial, Inc.	15,500	2,293,070
Bank of America Corp.	97,000	2,909,030
Cboe Global Markets, Inc.	21,300	2,430,330
Progressive Corp. (The)	52,000	3,168,360
Prudential Financial, Inc.	22,000	2,278,100
Regions Financial Corp.	170,000	3,158,600

Industry Company	Shares	Value

Financials (continued)
Royal Bank of Canada	34,300	$ 2,651,047
SEI Investments Co.	37,000	2,771,670
Synchrony Financial	80,000	2,682,400
TD Ameritrade Holding Corp.	48,800	2,890,424
Toronto-Dominion Bank (The)	42,000	2,387,700

		36,957,335

Health Care - 12.80%
AbbVie, Inc.	42,000	3,975,300
ABIOMED, Inc.*	11,000	3,200,890
Align Technology, Inc.*	9,600	2,410,848
AmerisourceBergen Corp.	39,900	3,439,779
Baxter International, Inc.	45,700	2,972,328
Express Scripts Holding Co.*	40,000	2,763,200
Gilead Sciences, Inc.	34,000	2,563,260
Hill-Rom Holdings, Inc.	29,100	2,531,700
Intuitive Surgical, Inc.*	6,300	2,600,829
LHC Group, Inc.*	35,400	2,179,224
United Therapeutics Corp.*	10,500	1,179,780

		29,817,138

Industrials - 13.17%
Alamo Group, Inc.	9,774	1,074,163
ArcBest Corp.	38,000	1,217,900
Avis Budget Group, Inc.*+	52,000	2,435,680
Boeing Co. (The)	13,300	4,360,804
Briggs & Stratton Corp.	48,000	1,027,680
Caterpillar, Inc.	16,000	2,358,080
Deere & Co.	17,800	2,764,696
Insperity, Inc.	35,600	2,475,980
Patrick Industries, Inc.*	18,700	1,156,595
Saia, Inc.*	15,900	1,194,885
United Continental Holdings, Inc.*	30,000	2,084,100
United Rentals, Inc.*	21,500	3,713,695
XPO Logistics, Inc.*+	47,300	4,815,613

		30,679,871

Information Technology - 23.65%
Accenture PLC, Class A	16,100	2,471,350
Alliance Data Systems Corp.	10,300	2,192,458
Apple, Inc.	16,000	2,684,480
Applied Materials, Inc.	99,900	5,555,439
Cognex Corp.	22,000	1,143,780
IPG Photonics Corp.*	10,700	2,497,166
Juniper Networks, Inc.	100,000	2,433,000
KEMET Corp.*	51,000	924,630
Lam Research Corp.	28,600	5,810,376

www.bridgeway.com	1

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Microchip Technology, Inc.	28,500	$ 2,603,760
Micron Technology, Inc.*	116,000	6,048,240
ON Semiconductor Corp.*	220,000	5,381,200
Seagate Technology PLC	52,900	3,095,708
SYNNEX Corp.	19,000	2,249,600
Teradyne, Inc.	55,000	2,514,050
Total System Services, Inc.	31,400	2,708,564
Western Digital Corp.	27,000	2,491,290
Xerox Corp.	79,475	2,287,290

		55,092,381

Materials - 7.05%
Crown Holdings, Inc.*	37,800	1,918,350
Freeport-McMoRan, Inc.*	164,800	2,895,536
Packaging Corp. of America	20,900	2,355,430
Southern Copper Corp.	53,300	2,887,794
SunCoke Energy, Inc.*	94,000	1,011,440
Teck Resources, Ltd., Class B	120,000	3,091,200
Westlake Chemical Corp.	20,400	2,267,460

		16,427,210

Real Estate - 0.48%
Ashford Hospitality Trust, Inc.	172,600	1,114,996

Telecommunication Services - 1.40%
T-Mobile US, Inc.*	53,200	3,247,328

Utilities - 0.47%
Just Energy Group, Inc.	250,167	1,100,735

TOTAL COMMON STOCKS - 99.96%		232,822,649

(Cost $209,181,688)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.00%
Fidelity Investments Money Market Government Portfolio Class I	1.49%	865	$865

TOTAL MONEY MARKET FUND - 0.00%			865

(Cost $865)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.92%
Fidelity Investments Money Market Government Portfolio Class I**	1.49%	11,447,167	11,447,167

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 4.92%			11,447,167

(Cost $11,447,167)
TOTAL INVESTMENTS - 104.88%			$244,270,681
(Cost $220,629,720)
Liabilities in Excess of Other Assets - (4.88%)			(11,360,867)

NET ASSETS - 100.00%			$232,909,814

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2018.
^	Rate disclosed as of March 31, 2018.
+	This security or a portion of the security is out on loan as of March 31, 2018. Total loaned securities had a value of $11,348,083 as of March 31, 2018.

PLC - Public Limited Company

2	Quarterly Report | March 31, 2018 (Unaudited)

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 03/31/2018 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$232,822,649	$ —	$ —	$232,822,649

Money Market Fund	—	865	—	865

Investments Purchased with Cash Proceeds from Securities Lending	—	11,447,167	—	11,447,167

TOTAL	$232,822,649	$11,448,032	$ —	$244,270,681

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings. See Notes to Schedule of Investments.

www.bridgeway.com	3

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.71%
Consumer Discretionary - 15.96%
AMCON Distributing Co.	2,100	$ 189,000
Cambium Learning Group, Inc.*	100,100	1,121,120
Century Casinos, Inc.*	215,100	1,604,646
Charles & Colvard, Ltd.*	83,900	114,104
China Automotive Systems, Inc.*+	9,700	44,329
China XD Plastics Co., Ltd.*+	86,300	362,460
Christopher & Banks Corp.*	225,100	240,857
Clarus Corp.*+	55,219	372,728
Educational Development Corp.*+	64,800	1,620,000
Gaming Partners International Corp.+	13,300	130,872
J Alexander’s Holdings, Inc.*	15,800	180,910
Kingold Jewelry, Inc.*+	41,400	52,578
Lakeland Industries, Inc.*	116,300	1,506,085
Lee Enterprises, Inc.*+	40,500	78,975
Lincoln Educational Services Corp.*+	49,564	95,659
Live Ventures, Inc.*+	7,302	88,792
MCBC Holdings, Inc.*	53,500	1,348,200
New York & Co., Inc.*	136,500	461,370
ONE Group Hospitality, Inc. (The)*+	27,400	75,350
RLJ Entertainment, Inc.*+	58,600	261,356
Superior Uniform Group, Inc.	18,457	484,865
Tilly’s, Inc., Class A	54,800	619,240
TravelCenters of America LLC*+	489,100	1,760,760
Tuesday Morning Corp.*+	490,800	1,938,660
US Auto Parts Network, Inc.*	46,000	94,300
VOXX International Corp.*+	15,723	77,829

		14,925,045

Consumer Staples - 0.86%
Mannatech, Inc.	13,809	216,801
Natural Alternatives International, Inc.*	42,000	462,000
Reliv International, Inc.*	26,939	128,230

		807,031

Energy - 4.47%
Aspen Aerogels, Inc.*	14,100	60,207
Comstock Resources, Inc.*	11,200	81,872
Independence Contract Drilling, Inc.*+	170,200	643,356
ION Geophysical Corp.*	89,989	2,438,702
Mitcham Industries, Inc.*	145,900	472,716

Industry Company	Shares	Value

Energy (continued)
Overseas Shipholding Group, Inc., Class A*	72,000	$204,480
TransAtlantic Petroleum, Ltd.*	218,200	281,478

		4,182,811

Financials - 21.29%
ACNB Corp.	2,700	78,976
A-Mark Precious Metals, Inc.+	74,600	913,850
Atlas Financial Holdings, Inc.*	6,700	69,345
C&F Financial Corp.	6,852	360,415
Capitala Finance Corp.+	233,100	1,799,532
Central Federal Corp.*	47,800	110,896
CM Finance, Inc.+	195,000	1,599,000
Codorus Valley Bancorp, Inc.	18,407	517,605
Community West Bancshares	5,000	56,000
Consumer Portfolio Services, Inc.*	452,500	1,705,925
First United Corp.*	10,100	193,920
FS Bancorp, Inc.	4,700	251,450
Health Insurance Innovations, Inc., Class A*+	48,800	1,410,320
Horizon Technology Finance Corp.	174,200	1,809,938
Impac Mortgage Holdings, Inc.*+	120,081	948,640
KCAP Financial, Inc.+	596,200	1,872,068
Kingstone Cos., Inc.	37,900	636,720
MFC Bancorp, Ltd.*	5,380	33,356
National Holdings Corp.*+	57,300	261,288
Northeast Bancorp+	39,100	801,550
Provident Bancorp, Inc.*	2,600	69,030
Regional Management Corp.*	56,800	1,808,512
SB Financial Group, Inc.	17,422	320,565
Security National Financial Corp., Class A*	82,223	423,449
Shore Bancshares, Inc.	98,300	1,853,938

		19,906,288

Health Care - 19.44%
Allied Healthcare Products, Inc.*	46,800	133,380
American Shared Hospital Services*	101,400	258,570
Bioanalytical Systems, Inc.*+	121,110	193,776
Cerecor, Inc.*+	258,000	1,106,820

4	Quarterly Report | March 31, 2018 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Chembio Diagnostics, Inc.*+	24,800	$ 198,400
Cumberland Pharmaceuticals, Inc.*	16,400	109,552
CynergisTek, Inc.*+	109,000	542,820
Digirad Corp.	578,500	896,675
Electromed, Inc.*+	191,938	1,026,868
Five Star Senior Living, Inc.*	45,228	58,796
Harvard Bioscience, Inc.*	400,900	2,004,500
HTG Molecular Diagnostics, Inc.*	52,500	190,050
InfuSystem Holdings, Inc.*	273,798	794,014
Invitae Corp.*+	13,195	61,885
Juniper Pharmaceuticals, Inc.*+	218,300	2,215,745
Kewaunee Scientific Corp.	10,200	347,310
Kindred Biosciences, Inc.*	7,100	61,415
Leap Therapeutics, Inc.*	18,300	151,890
Misonix, Inc.*+	28,100	278,190
Neos Therapeutics, Inc.*+	6,700	55,610
Nuvectra Corp.*+	64,300	837,186
Pro-Dex, Inc.*	76,600	524,710
RTI Surgical, Inc.*	410,190	1,886,874
SeaSpine Holdings Corp.*	144,300	1,463,202
Sientra, Inc.*+	117,000	1,130,220
Sorrento Therapeutics, Inc.*+	31,500	162,225
Strata Skin Sciences, Inc.*+	85,000	95,200
SunLink Health Systems, Inc.*	4,700	6,439
Synlogic, Inc.*+	2,114	19,829
Veracyte, Inc.*+	222,600	1,237,656
Vical, Inc.*	87,496	126,869

		18,176,676

Industrials - 13.60%
Acme United Corp.+	5,200	108,368
Chicago Rivet & Machine Co.	1,900	58,159
CompX International, Inc.	1,620	22,356
Continental Materials Corp.*	4,150	80,925
DMC Global, Inc.+	8,300	222,025
Ecology & Environment, Inc., Class A	34,432	399,411
Enphase Energy, Inc.*+	392,000	1,791,440
General Finance Corp.*+	16,100	116,725
Goldfield Corp. (The)*+	71,200	274,120
Hudson Global, Inc.*	39,600	76,824
Jason Industries, Inc.*	218,800	680,468
L.B. Foster Co., Class A*+	66,400	1,563,720
L.S. Starrett Co. (The), Class A	7,400	49,950

Industry Company	Shares	Value

Industrials (continued)
LSI Industries, Inc.	73,300	$ 594,463
Preformed Line Products Co.	623	40,551
Quest Resource Holding Corp.*	22,000	48,620
Radiant Logistics, Inc.*	306,600	1,186,542
RCM Technologies, Inc.	16,100	92,897
Safe Bulkers, Inc.*	475,700	1,507,969
Sterling Construction Co., Inc.*	106,270	1,217,854
Titan Machinery, Inc.*+	78,600	1,851,816
Virco Manufacturing Corp.	17,600	72,160
Volt Information Sciences, Inc.*	69,900	213,195
Willdan Group, Inc.*	15,900	450,765

		12,721,323

Information Technology - 18.34%
Amtech Systems, Inc.*	106,200	777,384
Aviat Networks, Inc.*	51,313	860,006
Communications Systems, Inc.	13,500	49,545
Computer Task Group, Inc.*	57,800	473,382
Digital Turbine, Inc.*+	829,200	1,666,692
Echelon Corp.*	4,158	19,127
Identiv, Inc.*+	20,200	75,548
Intermolecular, Inc.*	113,100	148,161
inTEST Corp.*	211,500	1,406,475
IntriCon Corp.*+	106,000	2,120,000
Iteris, Inc.*+	235,502	1,168,090
Luna Innovations, Inc.*	250,030	810,097
Marin Software, Inc.*+	51,600	343,140
Napco Security Technologies, Inc.*	33,500	391,950
PC-Tel, Inc.	106,800	766,824
PRGX Global, Inc.*	31,500	297,675
QuinStreet, Inc.*	108,300	1,382,991
RF Industries, Ltd.	26,000	119,600
Richardson Electronics, Ltd.	11,700	93,015
Rubicon Technology, Inc.*+	8,200	56,990
Schmitt Industries, Inc.*+	70,802	191,166
SigmaTron International, Inc.*+	5,600	32,480
Smith Micro Software, Inc.*+	190,000	332,500
StarTek, Inc.*	26,500	259,170
TESSCO Technologies, Inc.	70,600	1,634,390
TransAct Technologies, Inc.+	58,200	759,510
Travelzoo*+	29,600	214,600
Trio-Tech International*+	39,600	227,700

www.bridgeway.com	5

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
UTStarcom Holdings Corp.*+	12,400	$ 61,008
Xplore Technologies Corp.*	125,600	406,944

		17,146,160

Materials - 2.04%
China Advanced Construction Materials Group, Inc.*+	66,700	140,070
China Green Agriculture, Inc.*	349,600	437,000
Flexible Solutions International, Inc.*+	4,507	7,211
Gulf Resources, Inc.*	536,800	767,624
Universal Stainless & Alloy Products, Inc.*	20,100	552,750

		1,904,655

Real Estate - 0.37%
American Realty Investors, Inc.*+	7,100	131,208
Nam Tai Property, Inc.+	5,900	73,455
Sotherly Hotels, Inc.	8,570	59,304
Wheeler Real Estate Investment Trust, Inc.+	22,800	81,624

		345,591

Telecommunication Services - 3.34%
Alaska Communications Systems Group, Inc.*	625,200	1,125,360
Fusion Telecommunications International, Inc.*+	357,917	1,156,072
Ooma, Inc.*	77,000	839,300

		3,120,732

TOTAL COMMON STOCKS - 99.71% (Cost $86,780,072)		93,236,312
WARRANTS - 0.00%
Novelion Therapeutics, Inc. Class Action expire 12/31/21*Δ	34,500	—
Novelion Therapeutics, Inc. DOJ/SEC expire 12/31/21*Δ	34,500	—

TOTAL WARRANTS - 0.00% (Cost $ — )		—

	Rate^	Shares	Value
MONEY MARKET FUND - 0.56%
Fidelity Investments Money Market Government Portfolio Class I	1.49%	523,551	$523,551

TOTAL MONEY MARKET FUND - 0.56% (Cost $523,551)			523,551

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.73%
Fidelity Investments Money Market Government Portfolio Class I**	1.49%	7,223,088	7,223,088

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.73% (Cost $7,223,088)			7,223,088

TOTAL INVESTMENTS - 108.00% (Cost $94,526,711)			$100,982,951
Liabilities in Excess of Other Assets - (8.00%)			(7,476,107)

NET ASSETS - 100.00%			$93,506,844

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2018.
^	Rate disclosed as of March 31, 2018.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of March 31, 2018. Total loaned securities had a value of $6,988,724 as of March 31, 2018.

LLC - Limited Liability Company

6	Quarterly Report | March 31, 2018 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 03/31/2018 (See Note 2 in Notes to Schedule of Investments):
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$93,236,312	$—	$—	$93,236,312
Warrants	—	—	0	0
Money Market Fund	—	523,551	—	523,551

Investments Purchased with Cash Proceeds from Securities Lending	—	7,223,088	—	7,223,088

TOTAL	$93,236,312	$7,746,639	$0	$100,982,951

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Schedule of Investments.

www.bridgeway.com	7

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.63%
Consumer Discretionary - 13.71%
A.H. Belo Corp., Class A	8,400	$ 43,260
AMCON Distributing Co.	3,900	351,000
America’s Car-Mart, Inc.*	26,800	1,352,060
Ark Restaurants Corp.	17,900	429,600
Ascent Capital Group, Inc., Class A*	17,100	62,928
Ballantyne Strong, Inc.*	117,020	520,739
Beasley Broadcast Group, Inc., Class A	28,125	317,812
Big 5 Sporting Goods Corp.+	30,748	222,923
Boot Barn Holdings, Inc.*+	93,000	1,648,890
Bridgepoint Education, Inc.*	124,500	839,130
Build-A-Bear Workshop, Inc.*+	29,500	269,925
CafePress, Inc.*+	92,588	123,142
Cherokee, Inc.*	60,000	78,000
China XD Plastics Co., Ltd.*	56,000	235,200
Christopher & Banks Corp.*	197,800	211,646
Citi Trends, Inc.	68,800	2,126,608
Clarus Corp.*	84,600	571,050
Cogint, Inc.*+	73,600	184,000
Collectors Universe, Inc.	36,960	580,642
Container Store Group, Inc. (The)*+	213,300	1,160,352
CSS Industries, Inc.	29,150	510,125
Delta Apparel, Inc.*+	32,988	594,444
Destination Maternity Corp.*	27,200	70,448
Destination XL Group, Inc.*+	169,622	296,838
DGSE Cos., Inc.*	8,045	6,677
Dixie Group, Inc. (The)*	100,600	276,650
Dover Downs Gaming & Entertainment, Inc.*	50,000	66,500
Dover Motorsports, Inc.	123,396	259,132
Drive Shack, Inc.*	105,000	501,900
Educational Development Corp.*+	20,700	517,500
Emerson Radio Corp.*	198,100	289,226
Escalade, Inc.	39,780	544,986
EVINE Live, Inc.*	420,810	429,226
Famous Dave’s of America, Inc.*+	45,200	320,920
Francesca’s Holdings Corp.*	50,000	240,000
FTD Cos., Inc.*	34,580	125,871
Gaia, Inc.*+	48,400	750,200
Gaming Partners International Corp.	56,300	553,992
Habit Restaurants, Inc. (The), Class A*+	70,000	616,000

Industry Company	Shares	Value

Consumer Discretionary (continued)
Harte-Hanks, Inc.*	23,340	$215,195
Hemisphere Media Group, Inc.*	20,000	225,000
Horizon Global Corp.*+	10,700	88,168
J Alexander’s Holdings, Inc.*	83,800	959,510
JAKKS Pacific, Inc.*+	140,600	295,260
Jamba, Inc.*+	91,462	783,829
Kirkland’s, Inc.*	91,900	890,511
Kona Grill, Inc.*+	102,500	194,750
Lakeland Industries, Inc.*	51,557	667,663
Lee Enterprises, Inc.*+	232,700	453,765
Libbey, Inc.	62,500	305,625
Liberty Tax, Inc.	70,300	710,030
Lifetime Brands, Inc.	57,700	715,480
Lincoln Educational Services Corp.*+	140,900	271,937
Luby’s, Inc.*	114,500	318,310
MCBC Holdings, Inc.*	30,000	756,000
McClatchy Co. (The), Class A*+	20,011	185,102
Nathan’s Famous, Inc.+	7,691	568,365
National American University Holdings, Inc.	275,000	357,500
Nevada Gold & Casinos, Inc.*	120,000	262,800
New Home Co. Inc., (The)*	73,400	813,272
New York & Co., Inc.*	308,500	1,042,730
Noodles & Co.*+	144,000	1,087,200
P&F Industries, Inc., Class A+	10,500	76,755
Papa Murphy’s Holdings, Inc.*+	78,900	383,454
Peak Resorts, Inc.+	76,000	368,600
Perry Ellis International, Inc.*	10,000	258,000
PICO Holdings, Inc.	70,000	801,500
Potbelly Corp.*+	55,000	662,750
Red Lion Hotels Corp.*	87,000	848,250
Rocky Brands, Inc.	72,200	1,548,690
Saga Communications, Inc., Class A+	16,866	628,258
Salem Media Group, Inc.	100,000	360,000
Shiloh Industries, Inc.*	84,293	733,349
Skyline Corp.*+	20,100	442,200
SORL Auto Parts, Inc.*+	79,900	520,149
Sportsman’s Warehouse Holdings, Inc.*+	164,015	669,181
Stein Mart, Inc.+	60,800	92,416
Strattec Security Corp.	16,700	607,045
Superior Uniform Group, Inc.	7,500	197,025

8	Quarterly Report | March 31, 2018 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Sypris Solutions, Inc.*	39,404	$ 64,229
Tandy Leather Factory, Inc.*+	72,000	507,600
Tilly’s, Inc., Class A	102,175	1,154,578
Town Sports International Holdings, Inc.*	173,571	1,319,140
Townsquare Media, Inc., Class A	60,000	475,800
Trans World Entertainment Corp.*	198,403	248,004
TravelCenters of America LLC*	116,500	419,400
Tuesday Morning Corp.*+	175,000	691,250
Turtle Beach Corp.*	267,416	160,423
Unique Fabricating, Inc.+	50,000	422,000
Universal Technical Institute, Inc.*	120,000	352,800
UQM Technologies, Inc.*	94,000	121,260
US Auto Parts Network, Inc.*	164,751	337,740
VOXX International Corp.*+	134,500	665,775
Weyco Group, Inc.+	10,000	336,000
Xcel Brands, Inc.*+	91,000	291,200
YogaWorks, Inc.*+	70,000	196,000

		47,428,365

Consumer Staples - 1.65%
Alico, Inc.+	8,700	236,640
Castle Brands, Inc.*+	899,187	1,114,992
CCA Industries, Inc.*+	15,752	46,468
Lifeway Foods, Inc.*	90,152	540,010
Limoneira Co.	2,596	61,603
Mannatech, Inc.	13,600	213,520
Natural Alternatives International, Inc.*	34,910	384,010
Natural Grocers by Vitamin Cottage, Inc.*+	136,000	973,760
Oil-Dri Corp. of America	27,500	1,105,225
Orchids Paper Products Co.*+	24,600	200,490
Reed’s, Inc.*+	53,700	91,290
Rocky Mountain Chocolate Factory, Inc.+	30,000	360,900
Seneca Foods Corp., Class A*	7,000	193,900
United-Guardian, Inc.	10,000	176,000

		5,698,808

Energy - 9.96%
Adams Resources & Energy, Inc.	24,300	1,057,050

Industry Company	Shares	Value

Energy (continued)
Aemetis, Inc.*	160,439	$ 272,746
Amyris, Inc.*+	150,000	1,003,500
Approach Resources, Inc.*+	389,900	1,017,639
Aspen Aerogels, Inc.*+	135,500	578,585
Bristow Group, Inc.+	100,000	1,300,000
CARBO Ceramics, Inc.*+	50,500	366,125
Clean Energy Fuels Corp.*	555,000	915,750
Cloud Peak Energy, Inc.*	250,000	727,500
Comstock Resources, Inc.*+	122,680	896,791
Contango Oil & Gas Co.*	40,000	142,000
Dawson Geophysical Co.*	128,139	863,657
Earthstone Energy, Inc., Class A*+	44,002	445,300
Era Group, Inc.*	97,350	910,222
Evolution Petroleum Corp.+	217,123	1,747,840
Gastar Exploration, Inc.*+	780,200	532,643
Geospace Technologies Corp.*	46,663	460,564
Goodrich Petroleum Corp.*+	50,000	548,500
Gulf Island Fabrication, Inc.	58,000	411,800
Hornbeck Offshore Services, Inc.*+	3,900	11,349
Independence Contract Drilling, Inc.*	273,000	1,031,940
ION Geophysical Corp.*	127,816	3,463,814
Jones Energy, Inc., Class A*+	343,958	275,166
Key Energy Services, Inc.*+	89,000	1,043,080
Lilis Energy, Inc.*	170,000	674,900
Lonestar Resources US, Inc., Class A*	146,500	635,810
Matrix Service Co.*	65,000	890,500
Mexco Energy Corp.*+	12,000	36,720
Mitcham Industries, Inc.*	119,545	387,326
NACCO Industries, Inc., Class A	20,000	657,000
Natural Gas Services Group, Inc.*	47,185	1,125,362
New Concept Energy, Inc.*+	8,400	11,369
Northern Oil and Gas, Inc.*+	326,000	645,480
Nuverra Environmental Solutions, Inc.*	39,200	906,696
Overseas Shipholding Group, Inc., Class A*	335,000	951,400
Panhandle Oil & Gas, Inc., Class A	23,594	455,364
Parker Drilling Co.*	479,630	304,565
PetroQuest Energy, Inc.*+	179,387	104,170
PHI, Inc.*	104,550	1,070,592

www.bridgeway.com	9

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Pioneer Energy Services Corp.*	395,000	$ 1,066,500
REX American Resources Corp.*	6,249	454,927
RigNet, Inc.*	11,309	153,802
SEACOR Marine Holdings, Inc.*	45,440	864,269
SilverBow Resources, Inc.*	15,000	436,500
Smart Sand, Inc.*+	50,000	291,000
Uranium Energy Corp.*+	395,000	517,450
VAALCO Energy, Inc.*	237,100	204,285
W&T Offshore, Inc.*	215,000	952,450
Zion Oil & Gas, Inc.*+	132,285	629,677

		34,451,675

Financials - 19.65%
1347 Property Insurance Holdings, Inc.*+	38,400	274,560
1st Constitution Bancorp	38,733	836,633
A-Mark Precious Metals, Inc.	56,500	692,125
American National Bankshares, Inc.	29,746	1,118,450
American River Bankshares	56,000	868,560
AmeriServ Financial, Inc.	155,671	622,684
Anchor Bancorp, Inc.*+	22,000	539,000
Ashford, Inc.*+	4,000	382,840
Asta Funding, Inc.+	68,400	253,080
Atlantic American Corp.	74,856	243,282
Atlantic Coast Financial Corp.*	57,150	588,645
Atlanticus Holdings Corp.*	60,812	130,138
Auburn National Bancorporation, Inc.+	2,974	113,785
Bank of Commerce Holdings+	87,441	1,018,688
Bankwell Financial Group, Inc.	20,937	675,846
BCB Bancorp, Inc.	55,212	864,068
C&F Financial Corp.	15,400	810,040
Capitala Finance Corp.+	66,280	511,682
Capstar Financial Holdings, Inc.*	40,000	753,200
CB Financial Services, Inc.+	21,700	665,105
Chemung Financial Corp.	14,998	696,957
Citizens Community Bancorp, Inc.	35,600	497,332
Citizens First Corp.+	2,633	64,982
Citizens Holding Co.+	20,670	452,673
CM Finance, Inc.	78,000	639,600
Codorus Valley Bancorp, Inc.	28,061	789,075
Cohen & Co., Inc.+	3,000	32,790

Industry Company	Shares	Value

Financials (continued)
Colony Bankcorp, Inc.	22,868	$ 370,462
Community West Bancshares	38,357	429,598
Conifer Holdings, Inc.*+	19,000	111,150
Consumer Portfolio Services, Inc.*	138,100	520,637
County Bancorp, Inc.	24,000	701,040
Eagle Bancorp Montana, Inc.	6,289	130,497
eHealth, Inc.*	34,700	496,557
Elevate Credit, Inc.*+	100,000	708,000
Entegra Financial Corp.*	26,800	777,200
ESSA Bancorp, Inc.	59,000	865,530
Evans Bancorp, Inc.	18,701	846,220
Farmers Capital Bank Corp.	27,058	1,080,967
Federated National Holding Co.	49,012	772,919
First Acceptance Corp.*	394,700	335,495
First Bancorp, Inc.+	20,800	581,984
First Bancshares, Inc. (The)	23,094	744,782
First Bank+	45,463	654,667
First Business Financial Services, Inc.	42,308	1,064,469
First Financial Northwest, Inc.	47,000	787,250
First Guaranty Bancshares, Inc.+	3,411	88,652
First Internet Bancorp	25,000	925,000
First Northwest Bancorp*	42,500	717,825
First United Corp.*	16,192	310,886
GAIN Capital Holdings, Inc.+	54,400	367,200
Great Elm Capital Group, Inc.*	1,666	6,664
Guaranty Federal Bancshares, Inc.+	20,856	475,308
Hallmark Financial Services, Inc.*	80,400	717,168
Hawthorn Bancshares, Inc.	26,000	531,700
Health Insurance Innovations, Inc., Class A*	30,300	875,670
HMN Financial, Inc.*	30,000	555,000
Home Bancorp, Inc.	16,500	712,305
HopFed Bancorp, Inc.	32,988	478,326
Horizon Technology Finance Corp.	33,600	349,104
Impac Mortgage Holdings, Inc.*+	64,300	507,970
Independence Holding Co.+	29,243	1,042,513
Investar Holding Corp.+	5,000	129,250
Investors Title Co.	2,028	405,397
JMP Group LLC+	96,851	489,098

10	Quarterly Report | March 31, 2018 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
KCAP Financial, Inc.+	156,600	$ 491,724
Lake Shore Bancorp, Inc.+	22,150	373,228
Landmark Bancorp, Inc.	14,453	419,137
Malvern Bancorp, Inc.*+	33,300	865,800
Marlin Business Services Corp.	64,500	1,828,575
MBT Financial Corp.	114,185	1,227,489
Medallion Financial Corp.*+	95,411	443,661
Medley Management, Inc., Class A+	23,600	134,520
Mid Penn Bancorp, Inc.+	14,348	459,136
MidSouth Bancorp, Inc.+	24,700	312,455
Monroe Capital Corp.+	61,403	755,257
MSB Financial Corp./MD	25,000	448,750
MutualFirst Financial, Inc.	38,911	1,410,524
Northeast Bancorp	35,000	717,500
Northrim BanCorp, Inc.	34,750	1,200,612
Norwood Financial Corp.+	12,749	383,617
Oaktree Strategic Income Corp.	103	813
Ohio Valley Banc Corp.+	19,500	816,075
Oppenheimer Holdings, Inc., Class A	31,250	804,688
Pacific Mercantile Bancorp*+	83,319	795,696
Penns Woods Bancorp, Inc.+	16,400	693,884
Peoples Bancorp of North Carolina, Inc.+	27,830	854,938
Premier Financial Bancorp, Inc.	48,220	897,374
Provident Financial Holdings, Inc.	38,617	698,582
Pzena Investment Management, Inc., Class A	52,800	587,664
Regional Management Corp.*	47,000	1,496,480
Riverview Bancorp, Inc.	82,206	767,804
Safeguard Scientifics, Inc.*	19,500	238,875
Security National Financial Corp., Class A*	55,695	286,829
Select Bancorp, Inc.*+	54,676	730,471
Shore Bancshares, Inc.	42,500	801,550
SI Financial Group, Inc.	47,676	686,534
Silvercrest Asset Management Group Inc., Class A	50,002	760,030
Southern First Bancshares, Inc.*	21,215	944,068
Southern Missouri Bancorp, Inc.	30,000	1,098,000

Industry Company	Shares	Value

Financials (continued)
Summit State Bank	17,200	$ 230,480
Sussex Bancorp+	23,000	699,200
TheStreet, Inc.*	222,700	398,633
Timberland Bancorp, Inc.	34,222	1,040,349
Two River Bancorp+	39,968	721,422
Union Bankshares, Inc./Morrisville VT+	1,934	98,247
United Community Bancorp+	26,200	660,240
United Security Bancshares+	5,400	58,050
Unity Bancorp, Inc.	46,500	1,023,000
Western New England Bancorp, Inc.	78,362	834,555

		67,996,796

Health Care - 22.64%
AAC Holdings, Inc.*+	98,000	1,125,040
AcelRx Pharmaceuticals, Inc.*+	241,150	506,415
Actinium Pharmaceuticals, Inc.*	140,200	51,187
Advaxis, Inc.*	83,400	140,946
Adverum Biotechnologies, Inc.*+	183,900	1,066,620
Aeglea BioTherapeutics, Inc.*+	75,000	744,000
Agile Therapeutics, Inc.*	188,000	483,160
Alimera Sciences, Inc.*+	460,000	473,800
Allena Pharmaceuticals, Inc.*+	48,000	528,960
Almost Family, Inc.*	2,400	134,400
Alphatec Holdings, Inc.*+	69,800	224,058
Alpine Immune Sciences, Inc.*	35,000	280,000
Altimmune, Inc.*+	42,627	49,447
Apollo Endosurgery, Inc.*+	79,000	485,850
Applied Genetic Technologies Corp.*	92,400	355,740
Aptevo Therapeutics, Inc.*	83,802	274,033
Aquinox Pharmaceuticals, Inc.*	50,000	704,000
Aratana Therapeutics, Inc.*+	156,983	692,295
Ardelyx, Inc.*+	117,500	593,375
ArQule, Inc.*	252,599	727,485
Arrowhead Pharmaceuticals, Inc.*+	200,000	1,442,000
Arsanis, Inc.*+	38,600	883,554
Asterias Biotherapeutics, Inc.*+	138,363	200,626
aTyr Pharma, Inc.*+	102,697	272,147

www.bridgeway.com	11

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
AVEO Pharmaceuticals, Inc.*	280,000	$ 812,000
Axsome Therapeutics, Inc.*+	88,000	215,600
Bellerophon Therapeutics, Inc.*+	23,000	47,840
Bellicum Pharmaceuticals, Inc.*+	46,700	306,352
BioScrip, Inc.*+	150,000	369,000
BioSpecifics Technologies Corp.*	25,200	1,117,368
Bovie Medical Corp.*	124,970	371,161
Calithera Biosciences, Inc.*	122,000	768,600
Cara Therapeutics, Inc.*+	55,000	680,900
CareDx, Inc.*	103,598	825,676
Castlight Health, Inc., Class B*	45,500	166,075
Cellular Biomedicine Group, Inc.*+	67,800	1,189,890
CEL-SCI Corp.*	40,000	56,400
ChemoCentryx, Inc.*	48,496	659,546
Chiasma, Inc.*+	327,389	491,084
Chimerix, Inc.*	204,100	1,061,320
Cidara Therapeutics, Inc.*+	94,000	376,000
Clearside Biomedical, Inc.*+	99,200	1,064,416
Conatus Pharmaceuticals, Inc.*	113,000	663,310
Corindus Vascular Robotics, Inc.*+	458,683	628,396
Corvus Pharmaceuticals, Inc.*+	85,000	980,050
Cumberland Pharmaceuticals, Inc.*	192,500	1,285,900
Dicerna Pharmaceuticals, Inc.*+	75,000	717,000
Digirad Corp.	75,000	116,250
Durect Corp.*+	708,600	1,516,404
Edge Therapeutics, Inc.*+	73,200	86,376
Eiger BioPharmaceuticals, Inc.*+	71,000	699,350
Electromed, Inc.*	70,000	374,500
Endocyte, Inc.*+	144,000	1,308,960
EyePoint Pharmaceuticals, Inc.*	100,000	122,000
Fate Therapeutics, Inc.*+	180,000	1,756,800
Flex Pharma, Inc.*+	65,189	325,945
Fluidigm Corp.*	138,772	810,428
Fulgent Genetics, Inc.*+	78,100	310,838
Gemphire Therapeutics, Inc.*+	46,000	299,460
Genesis Healthcare, Inc.*+	330,000	498,300
GenMark Diagnostics, Inc.*+	179,900	978,656

Industry Company	Shares	Value

Health Care (continued)
GlycoMimetics, Inc.*	20,000	$ 324,600
Harvard Bioscience, Inc.*	317,017	1,585,085
Histogenics Corp.*+	100,000	275,000
Immune Design Corp.*	170,000	561,000
Infinity Pharmaceuticals, Inc.*+	350,000	735,000
InfuSystem Holdings, Inc.*	124,900	362,210
Invuity, Inc.*+	75,000	288,750
IRIDEX Corp.*+	36,400	208,208
IsoRay, Inc.*	168,700	70,955
Juniper Pharmaceuticals, Inc.*+	37,200	377,580
Kadmon Holdings, Inc.*+	308,000	1,309,000
KalVista Pharmaceuticals, Inc.*+	41,000	388,680
Kewaunee Scientific Corp.	14,000	476,700
Kura Oncology, Inc.*	18,000	337,500
Leap Therapeutics, Inc.*	18,000	149,400
MannKind Corp.*+	52,000	118,560
Matinas BioPharma Holdings, Inc.*+	189,000	144,547
MediciNova, Inc.*+	122,710	1,254,096
Melinta Therapeutics, Inc.*+	30,000	222,000
Minerva Neurosciences, Inc.*+	120,700	754,375
Misonix, Inc.*	25,000	247,500
Mustang Bio, Inc.*+	62,500	683,750
NanoString Technologies, Inc.*	87,400	656,374
Navidea Biopharmaceuticals, Inc.*+	548,580	197,489
Neos Therapeutics, Inc.*+	105,100	872,330
NewLink Genetics Corp.*+	100,000	725,000
NovaBay Pharmaceuticals, Inc.*+	2,000	6,900
Novan, Inc.*+	22,688	66,476
Nuvectra Corp.*	44,400	578,088
Obalon Therapeutics, Inc.*+	95,000	325,850
Ocular Therapeutix, Inc.*+	100,000	651,000
Oncobiologics, Inc.*+	113,000	100,570
Oncocyte Corp.*+	100,000	210,000
OncoMed Pharmaceuticals, Inc.*	75,000	238,500
Organovo Holdings, Inc.*+	423,600	436,308
OrthoPediatrics Corp.*	43,500	655,110
OvaScience, Inc.*+	350,000	283,850
Ovid Therapeutics, Inc.*+	94,440	667,691
Pacific Biosciences of California, Inc.*	175,000	358,750
Pain Therapeutics, Inc.*+	15,765	111,774
Palatin Technologies, Inc.*	546,000	595,140

12	Quarterly Report | March 31, 2018 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Pfenex, Inc.*	94,500	$ 567,000
Protagonist Therapeutics, Inc.*+	39,000	335,010
Protalix BioTherapeutics, Inc.*	271,672	146,676
Proteostasis Therapeutics, Inc.*	138,845	659,514
Pulmatrix, Inc.*+	100,000	50,900
Quorum Health Corp.*	110,000	899,800
Ra Pharmaceuticals, Inc.*+	41,000	217,710
RadNet, Inc.*	25,000	360,000
Rexahn Pharmaceuticals, Inc.*+	50,100	75,651
Rockwell Medical, Inc.*+	35,000	182,350
RTI Surgical, Inc.*	191,900	882,740
scPharmaceuticals, Inc.*+	58,000	719,200
SCYNEXIS, Inc.*+	100,000	134,000
SeaSpine Holdings Corp.*	71,400	723,996
Selecta Biosciences, Inc.*+	75,000	764,250
Senseonics Holdings, Inc.*+	204,727	614,181
Sientra, Inc.*+	79,200	765,072
Sierra Oncology, Inc.*	214,300	443,601
Spero Therapeutics, Inc.*+	48,500	691,125
Syndax Pharmaceuticals, Inc.*+	50,500	718,615
Synlogic, Inc.*+	56,428	529,295
Syros Pharmaceuticals, Inc.*+	85,900	1,114,982
T2 Biosystems, Inc.*	125,000	811,250
Tabula Rasa HealthCare, Inc.*	36,800	1,427,840
Teligent, Inc.*+	75,000	252,000
Tetraphase Pharmaceuticals, Inc.*+	75,000	230,250
Tocagen, Inc.*+	100,000	1,185,000
Tracon Pharmaceuticals, Inc.*+	25,000	57,500
Utah Medical Products, Inc.	22,400	2,214,240
Veracyte, Inc.*	112,400	624,944
Verastem, Inc.*	153,900	458,622
Vital Therapies, Inc.*+	110,000	748,000
VIVUS, Inc.*	392,100	139,548
VolitionRX, Ltd.*+	170,000	408,000
Voyager Therapeutics, Inc.*+	70,000	1,315,300
vTv Therapeutics, Inc. Class A*+	60,000	244,200
XOMA Corp.*	24,900	503,727
Zafgen, Inc.*+	85,434	636,483
Zynerba Pharmaceuticals, Inc.*+	40,000	347,600

		78,309,157

Industry Company	Shares	Value

Industrials - 11.90%
Acacia Research Corp.*	161,800	$ 566,300
Acme United Corp.+	7,735	161,197
AeroCentury Corp.*+	10,900	188,570
Air Industries Group*	40,000	61,600
Allied Motion Technologies, Inc.	35,650	1,417,087
Alpha Pro Tech, Ltd.*+	181,200	607,020
American Superconductor Corp.*+	70,100	407,982
AMREP Corp.*+	30,100	216,419
ARC Document Solutions, Inc.*	166,800	366,960
Arotech Corp.*+	121,367	370,169
BG Staffing, Inc.+	37,500	712,125
BlueLinx Holdings, Inc.*+	35,600	1,160,204
Celadon Group, Inc.+	100,700	372,590
Chicago Rivet & Machine Co.	10,000	306,100
Command Security Corp.*+	44,600	136,208
Commercial Vehicle Group, Inc.*	40,000	310,000
CompX International, Inc.	3,200	44,160
CPI Aerostructures, Inc.*	31,300	305,175
CRA International, Inc.	23,500	1,228,815
DMC Global, Inc.	12,900	345,075
Ducommun, Inc.*	14,500	440,510
Eastern Co. (The)	33,600	957,600
Ecology & Environment, Inc., Class A	7,000	81,200
Enphase Energy, Inc.*+	246,000	1,124,220
EnviroStar, Inc.+	21,800	855,650
Espey Manufacturing & Electronics Corp.+	10,700	280,340
Franklin Covey Co.*	33,334	896,685
FreightCar America, Inc.	20,000	268,000
Fuel Tech, Inc.*	118,628	142,354
Gencor Industries, Inc.*	66,450	1,069,845
General Finance Corp.*+	136,723	991,242
Goldfield Corp. (The)*	158,080	608,608
Graham Corp.	35,900	768,978
Great Lakes Dredge & Dock Corp.*	205,100	943,460
Hardinge, Inc.	53,300	976,456
HC2 Holdings, Inc.*+	104,000	547,040
Highpower International, Inc.*+	50,000	187,500
Hill International, Inc.*	201,551	1,148,841
Houston Wire & Cable Co.*+	83,300	610,172
Hudson Global, Inc.*	125,000	242,500
Hurco Cos., Inc.	36,334	1,667,731

www.bridgeway.com	13

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Innovative Solutions & Support, Inc.*	125,054	$ 441,441
Intersections, Inc.*+	85,300	139,039
L.B. Foster Co., Class A*	44,000	1,036,200
L.S. Starrett Co. (The), Class A	34,636	233,793
Lawson Products, Inc.*	32,400	818,100
Layne Christensen Co.*	81,430	1,214,936
LSI Industries, Inc.	100,000	811,000
Mastech Digital, Inc.*	6,250	77,125
Miller Industries, Inc.	29,800	745,000
Orion Group Holdings, Inc.*	108,200	713,038
PAM Transportation Services, Inc.*	29,400	1,068,690
Patriot Transportation Holding, Inc.*	30,871	572,966
Performant Financial Corp.*	305,000	915,000
Perma-Pipe International Holdings, Inc.*	66,100	598,205
Radiant Logistics, Inc.*	171,300	662,931
RCM Technologies, Inc.	111,510	643,413
Red Violet, Inc.*	9,813	59,861
SIFCO Industries, Inc.*	16,024	88,483
Sparton Corp.*	48,300	840,903
Tel-Instrument Electronics Corp.*+	15,000	36,000
Transcat, Inc.*	5,200	81,380
Twin Disc, Inc.*+	49,600	1,078,304
Ultralife Corp.*	112,400	1,124,000
Virco Manufacturing Corp.	14,600	59,860
Volt Information Sciences, Inc.*	100,000	305,000
Willdan Group, Inc.*	45,000	1,275,750
Willis Lease Finance Corp.*	36,000	1,234,080
Xerium Technologies, Inc.*	33,550	216,398

		41,183,584

Information Technology - 14.03%
Aerohive Networks, Inc.*+	210,000	848,400
Agilysys, Inc.*	75,000	894,000
ALJ Regional Holdings, Inc.*+	88,000	184,800
Amber Road, Inc.*	123,300	1,097,370
Amtech Systems, Inc.*	57,500	420,900
AstroNova, Inc.	32,800	508,400
Aviat Networks, Inc.*	22,086	370,161
Avid Technology, Inc.*+	150,000	681,000
Aware, Inc.*	24,979	103,663
AXT, Inc.*	131,006	949,793
Black Box Corp.	101,120	202,240
Brightcove, Inc.*	143,300	995,935
BSQUARE Corp.*+	29,500	125,375

Industry Company	Shares	Value

Information Technology (continued)
Calix, Inc.*	50,000	$ 342,500
CCUR Holdings, Inc.+	75,700	363,360
Clearfield, Inc.*+	58,000	748,200
Communications Systems, Inc.	86,800	318,556
Computer Task Group, Inc.*	58,800	481,572
CSP, Inc.	38,700	416,025
CyberOptics Corp.*+	42,550	765,900
DHI Group, Inc.*	37,800	60,480
Digi International, Inc.*	105,000	1,081,500
DSP Group, Inc.*	83,500	985,300
Echelon Corp.*+	30,000	138,000
Edgewater Technology, Inc.*	91,212	506,227
EMCORE Corp.*	98,702	562,601
Everspin Technologies, Inc.*+	44,000	332,200
Frequency Electronics, Inc.*	41,000	358,750
GlobalSCAPE, Inc.+	176,600	649,888
GSE Systems, Inc.*	195,125	634,156
GSI Technology, Inc.*+	161,417	1,196,100
Harmonic, Inc.*	1,300	4,940
ID Systems, Inc.*	83,000	516,260
IEC Electronics Corp.*+	73,450	330,070
Information Services Group, Inc.*	183,300	766,194
Innodata, Inc.*+	294,955	318,551
Inseego Corp.*+	46,900	83,482
Intelligent Systems Corp.*+	35,362	180,700
Intermolecular, Inc.*	147,600	193,356
inTEST Corp.*	49,500	329,175
Intevac, Inc.*	82,933	572,238
IntriCon Corp.*	21,500	430,000
iPass, Inc.*	50,000	19,000
Issuer Direct Corp.+	25,000	425,000
Iteris, Inc.*+	60,520	300,179
Key Tronic Corp.*	57,100	397,416
KVH Industries, Inc.*	84,510	874,678
Leaf Group, Ltd.*+	80,000	564,000
Liquidity Services, Inc.*	132,000	858,000
Marchex, Inc., Class B	222,400	607,152
Marin Software, Inc.*+	23,914	159,028
Mattersight Corp.*+	149,896	314,782
Maxwell Technologies, Inc.*+	80,000	474,400
Napco Security Technologies Inc.*	100,176	1,172,059
Network-1 Technologies, Inc.	130,000	344,500
PAR Technology Corp.*	104,750	1,475,928
PCM, Inc.*+	53,800	446,540
PC-Tel, Inc.	91,100	654,098

14	Quarterly Report | March 31, 2018 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Perceptron, Inc.*	80,000	$ 684,000
Pixelworks, Inc.*	113,900	440,793
PRGX Global, Inc.*	143,100	1,352,295
QAD, Inc., Class B	8,250	258,308
Quantum Corp.*	147,050	535,262
QuinStreet, Inc.*	45,000	574,650
Qumu Corp.*	30,000	52,800
RealNetworks, Inc.*	153,800	470,628
Reis, Inc.+	54,800	1,175,460
RELM Wireless Corp.+	168,744	666,539
Richardson Electronics, Ltd.	102,011	810,987
Rosetta Stone, Inc.*	103,160	1,356,554
Rubicon Project, Inc. (The)*	200,000	360,000
Seachange International, Inc.*	119,300	323,303
ServiceSource International, Inc.*	250,000	952,500
SMTC Corp.*+	105,000	237,300
StarTek, Inc.*	65,000	635,700
Synacor, Inc.*	100,000	160,000
Telaria, Inc.*	341,900	1,285,544
Telenav, Inc.*	214,100	1,156,140
TESSCO Technologies, Inc.	44,500	1,030,175
Tintri, Inc.*+	25,000	42,750
TransAct Technologies, Inc.	50,000	652,500
Travelzoo*	45,000	326,250
Trio-Tech International*	6,000	34,500
Vishay Precision Group, Inc.*	43,900	1,367,485
Wayside Technology Group, Inc.	32,298	419,874
Wireless Telecom Group, Inc.*	113,100	275,964
Zedge, Inc., Class B*	16,855	53,936
Zix Corp.*	164,582	702,765

		48,530,040

Materials - 3.10%
Advanced Emissions Solutions, Inc.+	77,075	880,196
Ampco-Pittsburgh Corp.	49,099	436,981
Core Molding Technologies, Inc.	45,100	804,133
Flexible Solutions International, Inc.*+	41,200	65,920
Friedman Industries, Inc.	57,000	334,590
Gold Resource Corp.+	203,100	915,981
Gulf Resources, Inc.*	205,900	294,437
Intrepid Potash, Inc.*+	215,000	782,600
LSB Industries, Inc.*+	107,500	658,975

Industry Company	Shares	Value

Materials (continued)
Northern Technologies International Corp.+	13,950	$ 313,875
Olympic Steel, Inc.	43,200	886,032
Orient Paper, Inc.*	78,811	92,997
Paramount Gold Nevada Corp.*	25,000	35,250
Pershing Gold Corp.*+	65,000	133,250
Ramaco Resources, Inc.*+	122,800	882,932
Synalloy Corp.	54,400	780,640
Trecora Resources*	30,000	408,000
Universal Stainless & Alloy Products, Inc.*	39,586	1,088,615
Verso Corp., Class A*	56,000	943,040

		10,738,444

Real Estate - 1.09%
Consolidated-Tomoka Land Co.	15,449	970,970
Griffin Industrial Realty, Inc.	17,905	671,975
Maui Land & Pineapple Co., Inc.*+	30,000	349,500
Stratus Properties, Inc.*	37,150	1,121,930
Transcontinental Realty Investors, Inc.*+	2,300	93,403
Trinity Place Holdings, Inc.*+	85,100	553,150

		3,760,928

Telecommunication Services - 0.71%
Alaska Communications Systems Group, Inc.*	243,000	437,400
Hawaiian Telcom Holdco, Inc.*	45,642	1,217,729
Ooma, Inc.*+	72,500	790,250

		2,445,379

Utilities - 1.19%
Artesian Resources Corp., Class A	19,500	711,360
Cadiz, Inc.*+	71,700	967,950
Genie Energy, Ltd., Class B+	98,667	492,348
Global Water Resources, Inc.+	42,500	381,225
RGC Resources, Inc.	12,000	304,800
Spark Energy, Inc., Class A+	43,000	509,550

www.bridgeway.com	15

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Utilities (continued)
York Water Co., (The)+	23,714	$ 735,134

		4,102,367

TOTAL COMMON STOCKS - 99.63%		344,645,543

(Cost $266,593,893)

EXCHANGE TRADED FUND - 0.18%
iShares Micro-Cap ETF+	6,525	626,726

TOTAL EXCHANGE TRADED FUND - 0.18%		626,726

(Cost $163,006)

RIGHTS - 0.01%
Famous Dave’s of America, Inc.*Δ+	9,640	31,233

TOTAL RIGHTS - 0.01%		31,233

(Cost $ — )
WARRANTS - 0.00%
BioTime, Inc., expire 10/01/18*+	16,058	1,798
SAExploration Series A, expire 07/27/21*Δ	848	—
SAExploration Series B, expire 07/27/21*Δ	848	—

TOTAL WARRANTS - 0.00%		1,798

(Cost $15,589)

	Rate^	Shares	Value
MONEY MARKET FUND - 0.03%
Fidelity Investments Money Market Government Portfolio Class I	1.49%	91,549	$91,549

TOTAL MONEY MARKET FUND - 0.03%			91,549

(Cost $91,549)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.67%
Fidelity Investments Money Market Government Portfolio Class I**	1.49%	40,384,607	40,384,607

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.67%			40,384,607

(Cost $40,384,607)

TOTAL INVESTMENTS - 111.52%			$385,781,456
(Cost $307,248,644)
Liabilities in Excess of Other Assets - (11.52%)			(39,840,629)

NET ASSETS - 100.00%			$345,940,827

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2018.
^	Rate disclosed as of March 31, 2018.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of March 31, 2018. Total loaned securities had a value of $38,721,283 as of March 31, 2018.

LLC - Limited Liability Company

16	Quarterly Report | March 31, 2018 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 03/31/2018 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$344,645,543	$ —	$ —	$344,645,543
Exchange Traded Fund	626,726	—	—	626,726
Rights	—	—	31,233	31,233
Warrants	1,798	—	0	1,798
Money Market Fund	—	91,549	—	91,549
Investments Purchased with Cash Proceeds from Securities Lending	—	40,384,607	—	40,384,607

TOTAL	$345,274,067	$40,476,156	$31,233	$385,781,456

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investment in Securities (Value)
	Common Stock	Rights	Warrants	Total

Balance as of 06/30/2017	$28,062	$ —	$ 0	$28,062
Purchases	—	0	—	0
Sales	—	—	—	—
Realized Gain/(Loss)	(437,810)	—	—	(437,810)
Change in Unrealized Appreciation/ (Depreciation)	409,748	31,233	—	440,981
Transfers in1	—	—	—	—
Transfers out	—	—	—	—

Balance as of 03/31/2018	$—	$31,233	$ 0	$31,233

Net Change in Unrealized Appreciation (Depreciation) from Investments Held as of 03/31/2018	$409,748	$31,233	$ —	$440,981

1 Transfer in represents the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

See Notes to Schedule of Investments.

www.bridgeway.com	17

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2018 (Unaudited)

		Rate^	Shares	Value

MONEY MARKET FUND - 100.58%
Fidelity Investments Money Market Government Portfolio Class I		1.49%	1,482,520	$1,482,520

TOTAL MONEY MARKET FUND - 100.58% (Cost $1,482,520)				1,482,520

TOTAL INVESTMENTS - 100.58% (Cost $1,482,520)				$1,482,520
Liabilities in Excess of Other Assets - (0.58%)				(8,512)

NET ASSETS - 100.00%				$1,474,008

^ Rate disclosed as of March 31, 2018. Summary of inputs used to value the Fund’s investments as of 03/31/2018 (See Note 2 in Notes to Schedule of Investments):
	Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	—	$1,482,520	—	$1,482,520

TOTAL	$—	$1,482,520	$ —	$1,482,520

See Notes to Schedule of Investments.

18	Quarterly Report | March 31, 2018 (Unaudited)

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 100.10%
Consumer Discretionary - 14.85%
Asbury Automotive Group, Inc.*	2,400	$ 162,000
Big Lots, Inc.+	9,300	404,829
BJ’s Restaurants, Inc.+	9,000	404,100
Children’s Place, Inc. (The)+	4,900	662,725
Crocs, Inc.*	33,800	549,250
Dave & Buster’s Entertainment, Inc.*	13,600	567,664
Installed Building Products, Inc.*	10,100	606,505
LGI Homes, Inc.*+	11,200	790,384
Noodles & Co.*+	94,100	710,455
Pinnacle Entertainment, Inc.*	5,900	177,885
RH*+	8,500	809,880
Sinclair Broadcast Group, Inc., Class A+	15,100	472,630
Sleep Number Corp.*	3,800	133,570
Sturm Ruger & Co., Inc.+	5,600	294,000
Tailored Brands, Inc.	22,100	553,826

		7,299,703

Consumer Staples - 1.20%
Medifast, Inc.	5,000	467,250
Performance Food Group Co.*	4,200	125,370

		592,620

Energy - 1.20%
Carrizo Oil & Gas, Inc.*+	17,200	275,200
Matador Resources Co.*	10,600	317,046

		592,246

Financials - 6.57%
Artisan Partners Asset
Management, Inc., Class A	8,300	276,390
BrightSphere Investment Group, PLC	18,600	293,136
Diamond Hill Investment Group, Inc.	2,100	433,776
Enova International, Inc.*	33,000	727,650
Evercore, Inc. Class A	7,300	636,560
Walker & Dunlop, Inc.	14,500	861,590

		3,229,102

Health Care - 23.36%
Abaxis, Inc.	10,800	762,696
AMN Healthcare Services, Inc.*	12,800	726,400
BioTelemetry, Inc.*	20,500	636,525
Cambrex Corp.*	14,400	753,120
Chemed Corp.	2,600	709,436

Industry Company	Shares	Value

Health Care (continued)
Corcept Therapeutics, Inc.*+	31,000	$ 509,950
Cutera, Inc.*	5,200	261,300
Depomed, Inc.*	43,100	284,029
Eagle Pharmaceuticals, Inc.*+	6,600	347,754
Emergent BioSolutions, Inc.*	14,500	763,425
Encompass Health Corp.	2,300	131,491
Genesis Healthcare, Inc.*	459,600	693,996
Insys Therapeutics, Inc.*+	76,200	460,248
LHC Group, Inc.*	11,100	683,316
Masimo Corp.*	9,000	791,550
MiMedx Group, Inc.*+	12,800	89,216
PRA Health Sciences, Inc.*	5,100	423,096
RadNet, Inc.*	12,900	185,760
Supernus Pharmaceuticals, Inc.*	14,800	677,840
Triple-S Management Corp., Class B*	29,100	760,674
Versartis, Inc.*	115,473	190,530
Vocera Communications, Inc.*	27,300	639,366

		11,481,718

Industrials - 18.76%
Allegiant Travel Co.	4,400	759,220
ArcBest Corp.	11,000	352,550
Avis Budget Group, Inc.*+	15,000	702,600
Brink’s Co. (The)	10,700	763,445
Builders FirstSource, Inc.*	33,500	664,640
Casella Waste Systems, Inc., Class A*	9,500	222,110
Commercial Vehicle Group, Inc.*	87,700	679,675
H&E Equipment Services, Inc.	3,200	123,168
Harsco Corp.*	34,400	710,360
Insperity, Inc.	10,300	716,365
Kadant, Inc.	2,400	226,800
MasTec, Inc.*+	15,200	715,160
NN, Inc.	13,200	316,800
Patrick Industries, Inc.*	10,800	667,980
Radiant Logistics, Inc.*	158,300	612,621
Spartan Motors, Inc.	15,300	263,160
TriNet Group, Inc.*	15,700	727,224

		9,223,878

Information Technology - 26.55%
3D Systems Corp.*+	62,600	725,534
Advanced Energy Industries, Inc.*	6,800	434,520
Alarm.com Holdings, Inc.*	8,000	301,920

www.bridgeway.com	19

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Applied Optoelectronics, Inc.*+	12,700	$ 318,262
Axcelis Technologies, Inc.*	28,200	693,720
Blucora, Inc.*	29,500	725,700
Cirrus Logic, Inc.*	17,400	706,962
Electronics For Imaging, Inc.*	26,000	710,580
ePlus, Inc.*	10,100	784,770
Extreme Networks, Inc.*	56,000	619,920
Five9, Inc.*	18,800	560,052
InterDigital, Inc.	9,700	713,920
KEMET Corp.*	40,000	725,200
MAXIMUS, Inc.	10,100	674,074
Monolithic Power Systems, Inc.	3,000	347,310
NIC, Inc.	35,800	476,140
Novanta, Inc.*	2,200	114,730
Plantronics, Inc.	5,500	332,035
RealPage, Inc.*	12,800	659,200
Rosetta Stone, Inc.*	48,700	640,405
Synaptics, Inc.*+	15,400	704,242
Systemax, Inc.	20,200	576,710
TTEC Holdings, Inc.	11,500	353,050
Unisys Corp.*+	14,000	150,500

		13,049,456

Materials - 1.34%
Kronos Worldwide, Inc.	11,900	268,940
Verso Corp., Class A*	23,100	389,004

		657,944

Real Estate - 5.29%
Altisource Portfolio Solutions SA*+	27,700	735,712
HFF, Inc., Class A	13,900	690,830
National Health Investors, Inc.	6,400	430,656
PotlatchDeltic Corp.	7,600	395,580
Urban Edge Properties	16,199	345,849

		2,598,627

Utilities - 0.98%
Atlantic Power Corp.*+	229,300	481,530

TOTAL COMMON STOCKS - 100.10%		49,206,824
(Cost $43,773,600)

	Rate^	Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 16.22%

Fidelity Investments Money Market Government Portfolio Class I**	1.49%	7,970,945	$7,970,945

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 16.22% (Cost $7,970,945)			7,970,945

TOTAL INVESTMENTS - 116.32% (Cost $51,744,545)			$57,177,769
Liabilities in Excess of Other Assets - (16.32%)			(8,022,601)

NET ASSETS - 100.00%			$49,155,168

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2018.
^	Rate disclosed as of March 31, 2018.
+	This security or a portion of the security is out on loan as of March 31, 2018. Total loaned securities had a value of $7,925,996 as of March 31, 2018.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$49,206,824	$ —	$—	$49,206,824
Investments Purchased with Cash Proceeds from Securities Lending	—	7,970,945	—	7,970,945

TOTAL	$49,206,824	$7,970,945	$—	$57,177,769

See Notes to Schedule of Investments.

20	Quarterly Report | March 31, 2018 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.45%
Consumer Discretionary - 14.42%
American Axle & Manufacturing Holdings, Inc.*	35,700	$ 543,354
Big 5 Sporting Goods Corp.+	39,200	284,200
Caleres, Inc.	11,900	399,840
Conn’s, Inc.*+	21,200	720,800
Dana, Inc.	28,900	744,464
Del Taco Restaurants, Inc.*	35,400	366,744
Fossil Group, Inc.*+	51,300	651,510
KB Home	26,800	762,460
LGI Homes, Inc.*+	12,700	896,239
Modine Manufacturing Co.*	13,000	274,950
Office Depot, Inc.	191,400	411,510
Tailored Brands, Inc.	35,100	879,606
Tower International, Inc.	23,500	652,125
Weight Watchers International, Inc.*	14,900	949,428

		8,537,230

Consumer Staples - 3.05%
Dean Foods Co.	47,200	406,864
Sanderson Farms, Inc.	9,600	1,142,592
SUPERVALU, Inc.*+	16,785	255,635

		1,805,091

Energy - 6.92%
Arch Coal, Inc., Class A	7,900	725,852
California Resources Corp.*+	57,500	986,125
Cloud Peak Energy, Inc.*	127,100	369,861
Denbury Resources, Inc.*+	112,200	307,428
Rowan Cos. PLC, Class A*	61,700	712,018
Ship Finance International, Ltd.+	44,900	642,070
W&T Offshore, Inc.*	79,700	353,071

		4,096,425

Financials - 25.64%
American Equity Investment Life Holding Co.	28,600	839,696
Argo Group International Holdings, Ltd.	14,835	851,529
Banco Latinoamericano de Comercio Exterior SA, Class E	27,700	789,450
Banner Corp.	11,700	649,233
Capitol Federal Financial, Inc.	45,200	558,220
CNO Financial Group, Inc.	19,400	420,398
Enova International, Inc.*	13,400	295,470

Industry Company	Shares	Value

Financials (continued)
Enstar Group, Ltd.*	2,900	$ 609,725
FBL Financial Group, Inc., Class A+	5,200	360,620
First BanCorp Puerto Rico*	129,500	779,590
Flagstar Bancorp, Inc.*	8,500	300,900
Investors Bancorp, Inc.	63,000	859,320
Kearny Financial Corp.	55,400	720,200
National Western Life Group, Inc., Class A	2,600	792,688
Nationstar Mortgage Holdings, Inc.*+	46,500	835,140
Ocwen Financial Corp.*+	132,000	543,840
PHH Corp.*	18,000	188,280
Selective Insurance Group, Inc.	27,500	1,669,250
Stifel Financial Corp.	9,700	574,531
TriState Capital Holdings, Inc.*	35,600	827,700
Walker & Dunlop, Inc.	23,400	1,390,428
Washington Trust Bancorp, Inc.	5,900	317,125

		15,173,333

Health Care - 6.69%
Community Health Systems, Inc.*+	47,900	189,684
Enanta Pharmaceuticals, Inc.*	5,900	477,369
Kindred Healthcare, Inc.	87,800	803,370
LHC Group, Inc.*	13,200	812,592
Magellan Health, Inc.*	9,500	1,017,450
Triple-S Management Corp., Class B*	25,200	658,728

		3,959,193

Industrials - 16.81%
ACCO Brands Corp.	85,600	1,074,280
Aircastle, Ltd.	27,100	538,206
Albany International Corp., Class A	7,400	463,980
Casella Waste Systems, Inc., Class A*	19,500	455,910
EMCOR Group, Inc.	10,100	787,093
Federal Signal Corp.	31,700	698,034
GATX Corp.+	13,100	897,219
Greenbrier Companies., Inc. (The)+	19,700	989,925
Meritor, Inc.*	41,600	855,296
Moog, Inc., Class A*	3,700	304,917
SkyWest, Inc.	31,700	1,724,480
Spartan Motors, Inc.	30,400	522,880

www.bridgeway.com	21

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Sterling Construction Co., Inc.*	55,737	$ 638,746

		9,950,966

Information Technology - 10.75%
AVX Corp.	41,100	680,205
Benchmark Electronics, Inc.	10,600	316,410
ePlus, Inc.*	10,200	792,540
Rosetta Stone, Inc.*	28,400	373,460
Sanmina Corp.*	35,900	938,785
Systemax, Inc.	22,200	633,810
Tech Data Corp.*	7,700	655,501
TTM Technologies, Inc.*	36,100	551,969
Unisys Corp.*+	55,800	599,850
Vishay Intertechnology, Inc.	44,100	820,260

		6,362,790

Materials - 3.36%
Materion Corp.	13,000	663,650
Ryerson Holding Corp.*	63,900	520,785
SunCoke Energy, Inc.*	74,700	803,772

		1,988,207

Real Estate - 7.83%
CBL & Associates Properties, Inc.+	87,600	365,292
Cousins Properties, Inc.	90,600	786,408
Education Realty Trust, Inc.	17,600	576,400
Global Net Lease, Inc.	29,700	501,336
Healthcare Realty Trust, Inc.	21,500	595,765
Select Income REIT	39,000	759,720
Sunstone Hotel Investors, Inc.	38,500	585,970
Washington Prime Group, Inc.+	69,800	465,566

		4,636,457

Telecommunication Services - 0.97%
Intelsat SA*+	113,400	426,384
Windstream Holdings, Inc.+	103,100	145,371

		571,755

Utilities - 3.01%
ALLETE, Inc.	8,500	614,125
NorthWestern Corp.	11,100	597,180
ONE Gas, Inc.	8,600	567,772

		1,779,077

TOTAL COMMON STOCKS - 99.45%		58,860,524

(Cost $52,872,024)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.17%
Fidelity Investments Money Market Government Portfolio Class I	1.49%	689,785	$689,785

TOTAL MONEY MARKET FUND - 1.17%			689,785

(Cost $689,785)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 14.85%
Fidelity Investments Money Market Government Portfolio Class I**	1.49%	8,792,085	8,792,085

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING -14.85%			8,792,085

(Cost $8,792,085)

TOTAL INVESTMENTS - 115.47%			$68,342,394
(Cost $62,353,894)
Liabilities in Excess of Other Assets - (15.47%)			(9,155,007)

NET ASSETS - 100.00%			$59,187,387

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2018.
^	Rate disclosed as of March 31, 2018.
+	This security or a portion of the security is out on loan as of March 31, 2018. Total loaned securities had a value of $8,628,187 as of March 31, 2018.

22	Quarterly Report | March 31, 2018 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 03/31/2018 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$58,860,524	—	$—	$58,860,524
Money Market Fund	—	$689,785	—	689,785
Investments Purchased with Cash Proceeds from Securities Lending	—	8,792,085	—	8,792,085

TOTAL	$58,860,524	$9,481,870	$—	$68,342,394

See Notes to Schedule of Investments

www.bridgeway.com	23

Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.88%
Consumer Discretionary - 11.79%
Amazon.com, Inc.*	15,600	$22,578,504
Comcast Corp., Class A	404,850	13,833,724
McDonald’s Corp.	99,700	15,591,086
Walt Disney Co. (The)	136,700	13,730,148

		65,733,462

Consumer Staples - 12.10%
Coca-Cola Co. (The)	309,814	13,455,222
CVS Health Corp.	214,650	13,353,376
PepsiCo, Inc.	123,305	13,458,741
Procter & Gamble Co. (The)	170,926	13,551,013
Walmart, Inc.	153,369	13,645,240

		67,463,592

Energy - 9.85%
Chevron Corp.	120,195	13,707,038
ConocoPhillips	229,350	13,598,162
Exxon Mobil Corp.	185,037	13,805,611
Schlumberger, Ltd.	213,050	13,801,379

		54,912,190

Financials - 12.61%
Bank of America Corp.	756,808	22,696,672
Berkshire Hathaway, Inc., Class B*	68,550	13,674,354
JPMorgan Chase & Co.	184,395	20,277,918
Wells Fargo & Co.	261,259	13,692,584

		70,341,528

Health Care - 9.73%
Gilead Sciences, Inc.	180,150	13,581,508
Johnson & Johnson	105,702	13,545,711
Merck & Co., Inc.	244,935	13,341,609
Pfizer, Inc.	389,044	13,807,172

		54,276,000

Industrials - 9.78%
3M Co.	62,200	13,654,144
General Electric Co.	984,743	13,274,336
United Parcel Service, Inc., Class B	131,163	13,727,520
United Technologies Corp.	110,330	13,881,721

		54,537,721

Information Technology - 29.19%
Alphabet, Inc., Class A*	10,680	11,076,655
Alphabet, Inc., Class C*	10,859	11,204,208
Apple, Inc.	132,800	22,281,184
Cisco Systems, Inc.	366,558	15,721,673
Intel Corp.	309,093	16,097,563

Industry Company	Shares	Value

Information Technology (continued)
International Business Machines Corp.	90,717	$ 13,918,709
Microsoft Corp.	247,895	22,625,377
Oracle Corp.	293,713	13,437,370
QUALCOMM, Inc.	246,200	13,641,942
Visa, Inc., Class A	190,500	22,787,610

		162,792,291

Telecommunication Services - 4.83%
AT&T, Inc.	378,825	13,505,111
Verizon Communications, Inc.	280,689	13,422,548

		26,927,659

TOTAL COMMON STOCKS - 99.88%		556,984,443

(Cost $299,826,849)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.12%
Fidelity Investments Money Market Government Portfolio Class I	1.49%	692,863	692,863

TOTAL MONEY MARKET FUND - 0.12%			692,863

(Cost $692,863)

TOTAL INVESTMENTS - 100.00%			$557,677,306
(Cost $300,519,712)
Liabilities in Excess of Other Assets - 0.00%			(19,637)

NET ASSETS - 100.00%			$557,657,669

*	Non-income producing security.
^	Rate disclosed as of March 31, 2018.

Summary of inputs used to value the Fund’s investments as of 03/31/2018 (See Note 2 in Notes to Schedule of Investments):

		Valuation Inputs
		Investment in Securities (Value)
		Level 2	Level 3
	Level 1 Quoted	Significant Observable	Significant Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$556,984,443	$—	$—	$556,984,443
Money Market Fund	—	692,863	—	692,863

TOTAL	$556,984,443	$692,863	$—	$557,677,306

See Notes to Schedule of Investments.

24	Quarterly Report | March 31, 2018 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 67.02%
Consumer Discretionary - 7.92%
Adient PLC	495	$ 29,581
Amazon.com, Inc.*	300	434,202
Aptiv PLC	500	42,485
AutoZone, Inc.*	200	129,738
Booking Holdings, Inc.*	100	208,039
Carnival Corp.	600	39,348
Comcast Corp., Class A#	2,500	85,425
Delphi Technologies PLC	166	7,910
Discovery, Inc., Class C*	2,214	43,217
Dollar General Corp.	500	46,775
Ford Motor Co.	2,900	32,132
General Motors Co.#	12,000	436,080
Goodyear Tire & Rubber Co. (The)	200	5,316
Hasbro, Inc.#	700	59,010
McDonald’s Corp.	500	78,190
NIKE, Inc., Class B#	1,500	99,660
Omnicom Group, Inc.#+	1,200	87,204
PulteGroup, Inc.#	7,500	221,175
Ross Stores, Inc.	500	38,990
Starbucks Corp.#	1,000	57,890
Target Corp.	500	34,715
Time Warner, Inc.	933	88,243
Twenty-First Century Fox, Inc., Class A	1,200	44,028
Walt Disney Co. (The)#	900	90,396
Wynn Resorts, Ltd.	200	36,472
Yum China Holdings, Inc.#	800	33,200
Yum! Brands, Inc.	300	25,539

		2,534,960

Consumer Staples - 3.99%
Archer-Daniels-Midland Co.#	1,000	43,370
Campbell Soup Co.#+	1,900	82,289
Coca-Cola Co. (The)#	4,400	191,092
Colgate-Palmolive Co.#	700	50,176
Constellation Brands, Inc., Class A	500	113,960
Costco Wholesale Corp.	300	56,529
CVS Health Corp.#	700	43,547
General Mills, Inc.#	1,600	72,096
JM Smucker Co. (The)	400	49,604
Kimberly-Clark Corp.#	1,100	121,143
Kroger Co. (The)	800	19,152
Mondelez International, Inc. Class A#	3,600	150,228
PepsiCo, Inc.#	1,300	141,895
Procter & Gamble Co. (The)#	1,100	87,208
Walmart, Inc.	600	53,382

		1,275,671

Industry Company	Shares	Value

Energy - 3.47%
Anadarko Petroleum Corp.#	700	$ 42,287
Chevron Corp.#	1,778	202,763
ConocoPhillips#	1,287	76,306
Devon Energy Corp.#	7,800	247,962
EOG Resources, Inc.	500	52,635
Exxon Mobil Corp.#	1,900	141,759
Halliburton Co.#	700	32,858
Helmerich & Payne, Inc.#+	1,000	66,560
Kinder Morgan, Inc.	1,800	27,108
Marathon Petroleum Corp.#	1,700	124,287
Phillips 66	593	56,881
Valero Energy Corp.	400	37,108

		1,108,514

Financials -9.88%
Allstate Corp. (The)#	2,100	199,080
Ally Financial, Inc.#	7,500	203,625
American Express Co.#	900	83,952
Aon PLC#	800	112,264
Athene Holding, Ltd., Class A*#	5,700	272,517
Bank of America Corp.#	2,300	68,977
BB&T Corp.#	800	41,632
Berkshire Hathaway, Inc., Class B*	500	99,740
BlackRock, Inc.	300	162,516
Capital One Financial Corp.#	700	67,074
Charles Schwab Corp. (The)#	1,800	93,996
Chubb, Ltd.	361	49,374
Citigroup, Inc.#	2,810	189,675
Comerica, Inc.	300	28,779
Goldman Sachs Group, Inc. (The)	500	125,930
Huntington Bancshares, Inc.	3,200	48,320
JPMorgan Chase & Co.#	1,000	109,970
KeyCorp	4,800	93,840
Leucadia National Corp.#	2,000	45,460
Marsh & McLennan Cos., Inc.	300	24,777
Morgan Stanley#	2,300	124,108
PNC Financial Services Group, Inc. (The)	500	75,620
Progressive Corp. (The)#	1,220	74,335
Prudential Financial, Inc.#	3,000	310,650
S&P Global, Inc.	500	95,530
State Street Corp.#	700	69,811
U.S. Bancorp#	1,900	95,950
Wells Fargo & Co.#	3,671	192,397

		3,159,899

www.bridgeway.com	25

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care - 8.15%
Abbott Laboratories#	900	$ 53,928
AbbVie, Inc.#	1,000	94,650
ABIOMED, Inc.*#	1,500	436,485
Allergan PLC	300	50,487
Amgen, Inc.#	800	136,384
Baxter International, Inc.	600	39,024
Becton Dickinson & Co.#	773	167,509
Biogen, Inc.*	400	109,528
Bristol-Myers Squibb Co.#	1,479	93,547
Celgene Corp.*#	1,100	98,131
Danaher Corp.#	800	78,328
DaVita, Inc.*#	1,100	72,534
Express Scripts Holding Co.*#	1,234	85,245
Gilead Sciences, Inc.#	700	52,773
HCA Healthcare, Inc.#	1,300	126,100
Johnson & Johnson#	800	102,520
Merck & Co., Inc.#	2,200	119,834
Pfizer, Inc.#	2,500	88,725
Shire PLC, ADR	192	28,683
Stryker Corp.	660	106,207
Thermo Fisher Scientific, Inc.	500	103,230
UnitedHealth Group, Inc.	500	107,000
Valeant Pharmaceuticals International, Inc.*#+	16,000	254,720

		2,605,572

Industrials - 8.50%
3M Co.#	800	175,616
AerCap Holdings NV*#	1,100	55,792
Caterpillar, Inc.#	3,000	442,140
Deere & Co.	400	62,128
Emerson Electric Co.#	1,500	102,450
FedEx Corp.#	600	144,066
General Electric Co.	2,900	39,092
Honeywell International, Inc.#	2,000	289,020
Johnson Controls International PLC#	754	26,571
Lockheed Martin Corp.	270	91,241
Northrop Grumman Corp.#	700	244,384
NOW, Inc.*+	200	2,044
Raytheon Co.	300	64,746
Southwest Airlines Co.	1,400	80,192
Union Pacific Corp.	500	67,215
United Rentals, Inc.*#	3,600	621,828
United Technologies Corp.	1,140	143,435
Waste Management, Inc.#	800	67,296

		2,719,256

Industry Company	Shares	Value

Information Technology - 16.60%
Adobe Systems, Inc.*#	800	$ 172,864
Alliance Data Systems Corp.#	1,600	340,576
Alphabet, Inc., Class A*	260	269,656
Alphabet, Inc., Class C*	260	268,265
Apple, Inc.#	3,900	654,342
Applied Materials, Inc.#	1,600	88,976
Cisco Systems, Inc.#	4,200	180,138
Citrix Systems, Inc.*	500	46,400
Cognex Corp.#	5,000	259,950
Cognizant Technology Solutions Corp., Class A#	700	56,350
Dell Technologies, Inc., Class V*	222	16,253
DXC Technology Co.	171	17,191
eBay, Inc.*#	700	28,168
Electronic Arts, Inc.*#	800	96,992
Facebook, Inc., Class A*#	1,500	239,685
Hewlett Packard Enterprise Co.	1,400	24,556
HP, Inc.	2,000	43,840
Intel Corp.#	2,400	124,992
International Business Machines Corp.#	1,300	199,459
Intuit, Inc.	400	69,340
Juniper Networks, Inc.#	3,900	94,887
LogMeIn, Inc.	189	21,839
Mastercard, Inc., Class A#	800	140,128
Micro Focus International PLC, ADR	196	2,752
Micron Technology, Inc.*#	10,200	531,828
Microsoft Corp.	800	73,016
Oracle Corp.#	1,260	57,645
PayPal Holdings, Inc.*	400	30,348
QUALCOMM, Inc.#	1,000	55,410
salesforce.com, Inc.*#	1,300	151,190
Texas Instruments, Inc.#	970	100,773
Total System Services, Inc.#	1,800	155,268
Visa, Inc., Class A	1,900	227,278
Western Digital Corp.#	5,110	471,500

		5,311,855

Materials - 4.76%
AdvanSix, Inc.*	48	1,669
DowDuPont, Inc.#	900	57,339
Eastman Chemical Co.#	2,100	221,718
International Paper Co.#	700	37,401
LyondellBasell Industries NV, Class A#	3,600	380,448
Monsanto Co.	600	70,014

26	Quarterly Report | March 31, 2018 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company		Shares	Value

Common Stocks (continued)
Materials (continued)
Praxair, Inc.		600	$ 86,580
Sherwin-Williams Co. (The)		300	117,636
Teck Resources, Ltd., Class B#		8,000	206,080
Westlake Chemical Corp.#		3,100	344,565

			1,523,450

Real Estate - 1.28%
American Tower Corp.		600	87,204
Crown Castle International Corp.		500	54,805
Public Storage#		800	160,312
Simon Property Group, Inc.#		700	108,045

			410,366

Telecommunication Services - 1.21%
AT&T, Inc.#		5,100	181,815
CenturyLink, Inc.#		1,200	19,716
T-Mobile US, Inc.*#		1,800	109,872
Verizon Communications, Inc.#		1,600	76,512

			387,915

Utilities - 1.26%
AES Corp.		4,300	48,891
American Electric Power Co., Inc.		1,000	68,590
Dominion Energy, Inc.#		1,020	68,779
Duke Energy Corp.		783	60,659
Exelon Corp.#		1,400	54,614
Public Service Enterprise Group, Inc.		900	45,216
Sempra Energy		500	55,610

			402,359

TOTAL COMMON STOCKS - 67.02%			21,439,817

(Cost $14,760,436)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 18.68%
U.S. Treasury Bills - 18.68%
04/12/2018	1.435%(a)	$1,000,000	999,546
05/31/2018	1.652%(a)	3,000,000	2,991,797
06/28/2018	1.768%(a)	1,000,000	995,934
09/27/2018	1.898%(a)	1,000,000	990,717

			5,977,994

TOTAL U.S. GOVERNMENT OBLIGATIONS - 18.68%			5,977,994

(Cost $5,977,133)

	Rate^	Shares	Value

MONEY MARKET FUND - 15.14%
Fidelity Investments Money Market Government Portfolio Class I	1.49%	4,842,406	$4,842,406

TOTAL MONEY MARKET FUND — 15.14%			4,842,406

(Cost $4,842,406)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.08%
Fidelity Investments Money Market Government Portfolio Class I**	1.49%	344,600	344,600

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 1.07%			344,600

(Cost $344,600)

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN - 101.92%			$32,604,817

(Cost $25,924,575)

WRITTEN OPTIONS - (1.65%)
TOTAL WRITTEN OPTIONS - (1.65%)			$ (527,786)

(Premiums Received $(625,933))

TOTAL INVESTMENTS - 100.27%			$32,077,031
(Cost $25,298,642)
Liabilities in Excess of Other Assets - (0.27%)			(87,801)

NET ASSETS - 100.00%			$31,989,230

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2018.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of March 31, 2018.
+	This security or a portion of the security is out on loan as of March 31, 2018. Total loaned securities had a value of $342,661 as of March 31, 2018.
(a)	Rate represents the effective yield at purchase.

PLC - Public Limited Company

ADR - American Depositary Receipt

www.bridgeway.com	27

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
EXCHANGE TRADED PUT OPTIONS WRITTEN - (0.70%)

AbbVie, Inc.	25	$(236,625)	$115.00	05/18/18	$(54,250)
AerCap Holdings NV	15	(76,080)	50.00	04/20/18	(1,425)
Align Technology, Inc.	15	(376,695)	230.00	04/20/18	(4,305)
Allstate Corp. (The)	20	(189,600)	100.00	04/20/18	(11,100)
Intuitive Surgical, Inc.	9	(371,547)	430.00	04/20/18	(22,500)
IPG Photonics Corp.	5	(116,690)	200.00	04/20/18	(375)
JetBlue Airways Corp.	140	(284,480)	22.00	06/15/18	(28,700)
Macy’s, Inc.	40	(118,960)	27.00	06/15/18	(5,320)
Micron Technology, Inc.	55	(286,770)	57.50	05/18/18	(37,400)
Netflix, Inc.	10	(295,350)	315.00	05/18/18	(34,150)
PulteGroup, Inc.	25	(73,725)	34.00	04/20/18	(11,875)
Travelers Cos, Inc. (The)	17	(236,062)	145.00	04/20/18	(11,730)

Total Exchange Traded Put Options Written (Premiums received $(153,339))					$(223,130)

EXCHANGE TRADED CALL OPTIONS WRITTEN - (0.95%)

3M Co.	3	$(65,856)	$232.50	04/13/18	$(204)
Abbott Laboratories	3	(17,976)	60.00	04/20/18	(417)
AbbVie, Inc.	3	(28,395)	125.00	05/18/18	(45)
ABIOMED, Inc.	15	(436,485)	290.00	06/15/18	(34,350)
Adobe Systems, Inc.	3	(64,824)	200.00	04/20/18	(5,523)
AerCap Holdings NV	11	(55,792)	55.00	04/20/18	(55)
Alliance Data Systems Corp.	16	(340,576)	230.00	05/18/18	(4,640)
Allstate Corp. (The)	15	(142,200)	105.00	04/20/18	(150)
Ally Financial, Inc.	75	(203,625)	30.00	06/15/18	(3,000)
American Express Co.	3	(27,984)	105.00	04/20/18	(30)
Amgen, Inc.	4	(68,192)	200.00	06/15/18	(300)
Anadarko Petroleum Corp.	3	(18,123)	60.00	05/18/18	(1,005)
Aon PLC	3	(42,099)	145.00	04/20/18	(345)
Apple, Inc.	20	(335,560)	175.00	04/20/18	(3,400)
Apple, Inc.	6	(100,668)	185.00	05/18/18	(990)
Applied Materials, Inc.	5	(27,805)	57.50	04/20/18	(790)
Archer-Daniels-Midland Co.	3	(13,011)	43.00	06/15/18	(543)
AT&T, Inc.	15	(53,475)	37.00	04/20/18	(240)
Athene Holding, Ltd., Class A	41	(196,021)	50.00	05/18/18	(4,920)
Athene Holding, Ltd., Class A	16	(76,496)	45.00	05/18/18	(6,560)
Bank of America Corp.	7	(20,993)	32.00	04/20/18	(140)
BB&T Corp.	3	(15,612)	55.00	06/15/18	(309)
Becton Dickinson & Co.	3	(65,010)	230.00	06/15/18	(1,233)
Bristol-Myers Squibb Co.	5	(31,625)	67.50	06/15/18	(805)
Campbell Soup Co.	6	(25,986)	43.00	04/20/18	(690)
Capital One Financial Corp.	3	(28,746)	100.00	05/18/18	(651)
Caterpillar, Inc.	30	(442,140)	155.00	05/18/18	(10,200)
Celgene Corp.	4	(35,684)	90.00	06/15/18	(2,140)
CenturyLink, Inc.	4	(6,572)	18.00	04/20/18	(36)
Charles Schwab Corp. (The)	6	(31,332)	60.00	06/15/18	(270)
Chevron Corp.	6	(68,424)	120.00	06/15/18	(1,218)

28	Quarterly Report | March 31, 2018 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
Exchange Traded Call Options Written (continued)
Cisco Systems, Inc.	13	$(55,757)	$44.00	04/20/18	$(598)
Citigroup, Inc.	8	(54,000)	75.00	05/18/18	(600)
Coca-Cola Co. (The)	35	(152,005)	44.00	06/15/18	(3,955)
Cognex Corp.	50	(259,950)	60.00	04/20/18	(1,000)
Cognizant Technology Solutions Corp., Class A	3	(24,150)	85.00	06/15/18	(585)
Colgate-Palmolive Co.	3	(21,504)	70.00	05/18/18	(1,029)
Comcast Corp., Class A	8	(27,336)	42.50	04/20/18	(32)
ConocoPhillips	4	(23,716)	55.00	05/18/18	(2,156)
CVS Health Corp.	3	(18,663)	67.50	05/18/18	(225)
Danaher Corp.	3	(29,373)	105.00	06/15/18	(336)
DaVita, Inc.	3	(19,782)	80.00	04/20/18	(30)
Devon Energy Corp.	78	(247,962)	35.00	04/20/18	(1,872)
Dominion Energy, Inc.	3	(20,229)	85.00	04/20/18	(15)
DowDuPont, Inc.	3	(19,113)	67.50	05/18/18	(312)
Eastman Chemical Co.	21	(221,718)	110.00	06/15/18	(5,985)
eBay, Inc.	3	(12,072)	43.00	05/18/18	(273)
Electronic Arts, Inc.	3	(36,372)	130.00	06/15/18	(1,350)
Emerson Electric Co.	5	(34,150)	72.50	06/15/18	(675)
Exelon Corp.	4	(15,604)	39.00	04/20/18	(280)
Express Scripts Holding Co.	5	(34,540)	75.00	05/18/18	(600)
Exxon Mobil Corp.	6	(44,766)	90.00	04/20/18	(6)
Facebook, Inc., Class A	5	(79,895)	190.00	05/18/18	(440)
FedEx Corp.	3	(72,033)	270.00	04/20/18	(51)
General Mills, Inc.	5	(22,530)	60.00	04/20/18	(10)
General Motors Co.	120	(436,080)	41.00	04/20/18	(480)
Gilead Sciences, Inc.	3	(22,617)	80.00	05/18/18	(495)
Halliburton Co.	3	(14,082)	47.50	06/15/18	(744)
Hasbro, Inc.	3	(25,290)	92.50	04/20/18	(45)
HCA Healthcare, Inc.	13	(126,100)	105.00	06/15/18	(2,340)
Helmerich & Payne, Inc.	3	(19,968)	67.50	06/15/18	(1,110)
Honeywell International, Inc.	12	(173,412)	150.00	06/15/18	(3,720)
Honeywell International, Inc.	3	(43,353)	155.00	06/15/18	(417)
Intel Corp.	8	(41,664)	48.00	05/18/18	(3,864)
International Business Machines Corp.	4	(61,372)	165.00	04/20/18	(300)
International Paper Co.	3	(16,029)	62.50	04/20/18	(6)
Johnson & Johnson	3	(38,445)	135.00	06/15/18	(585)
Johnson Controls International PLC	3	(10,572)	37.00	04/20/18	(81)
JPMorgan Chase & Co.	3	(32,991)	120.00	06/15/18	(360)
Juniper Networks, Inc.	12	(29,196)	29.00	04/20/18	(72)
Kimberly-Clark Corp.	4	(44,052)	115.00	04/20/18	(240)
Leucadia National Corp.	20	(45,460)	25.00	06/15/18	(800)
LyondellBasell Industries NV, Class A	31	(327,608)	110.00	06/15/18	(9,703)
Marathon Petroleum Corp.	5	(36,555)	72.50	05/18/18	(1,625)
Mastercard, Inc., Class A	3	(52,548)	165.00	04/20/18	(3,447)
Merck & Co., Inc.	7	(38,129)	65.00	04/20/18	(14)
Micron Technology, Inc.	63	(328,482)	45.00	04/20/18	(48,825)
Micron Technology, Inc.	12	(62,568)	48.00	04/20/18	(6,180)
Mondelez International, Inc. Class A	10	(41,730)	43.00	06/15/18	(1,320)
Morgan Stanley	7	(37,772)	55.00	04/20/18	(910)

www.bridgeway.com	29

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
Exchange Traded Call Options Written (continued)
NIKE, Inc., Class B	5	$(33,220)	$65.50	04/06/18	$(665)
Northrop Grumman Corp.	3	(104,736)	355.00	05/18/18	(3,474)
Omnicom Group, Inc.	3	(21,801)	77.50	04/20/18	(255)
Oracle Corp.	4	(18,300)	50.00	04/20/18	(28)
PepsiCo, Inc.	4	(43,660)	115.00	06/15/18	(560)
Pfizer, Inc.	8	(28,392)	37.00	06/15/18	(456)
Procter & Gamble Co. (The)	3	(23,784)	80.00	06/15/18	(645)
Progressive Corp. (The)	4	(24,372)	62.50	05/18/18	(720)
Prudential Financial, Inc.	30	(310,650)	110.00	05/18/18	(5,250)
Public Storage	3	(60,117)	200.00	05/18/18	(2,130)
PulteGroup, Inc.	75	(221,175)	30.00	05/18/18	(8,475)
QUALCOMM, Inc.	3	(16,623)	67.50	05/18/18	(102)
salesforce.com, Inc.	4	(46,520)	125.00	05/18/18	(736)
Simon Property Group, Inc.	3	(46,305)	170.00	04/20/18	(42)
Starbucks Corp.	3	(17,367)	60.00	05/18/18	(282)
State Street Corp.	3	(29,919)	110.00	05/18/18	(216)
Teck Resources, Ltd., Class B	80	(206,080)	27.00	05/18/18	(8,320)
Texas Instruments, Inc.	3	(31,167)	115.00	05/18/18	(300)
T-Mobile US, Inc.	18	(109,872)	62.50	04/20/18	(1,926)
Total System Services, Inc.	18	(155,268)	90.00	05/18/18	(3,420)
U.S. Bancorp	6	(30,300)	55.00	04/20/18	(48)
United Rentals, Inc.	36	(621,828)	190.00	06/15/18	(16,848)
Valeant Pharmaceuticals International, Inc.	110	(175,120)	23.00	04/20/18	(330)
Valeant Pharmaceuticals International, Inc.	50	(79,600)	24.00	04/20/18	(150)
Verizon Communications, Inc.	5	(23,910)	52.50	04/20/18	(15)
Walt Disney Co. (The)	3	(30,132)	105.00	06/15/18	(723)
Waste Management, Inc.	3	(25,236)	90.00	04/20/18	(60)
Wells Fargo & Co.	11	(57,651)	65.00	04/20/18	(33)
Western Digital Corp.	31	(286,037)	82.50	04/20/18	(33,170)
Western Digital Corp.	10	(92,270)	87.50	04/20/18	(6,000)
Westlake Chemical Corp.	31	(344,565)	110.00	04/20/18	(13,950)
Yum China Holdings, Inc.	3	(12,450)	47.50	04/20/18	(30)

Total Exchange Traded Call Options Written (Premiums received $(472,594))					$(304,656)

30	Quarterly Report | March 31, 2018 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Summary of inputs used to value the Fund’s investments as of 03/31/2018 (See Note 2 in Notes to Schedule of Investments):

	Assets Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$21,439,817	$—	$—	$21,439,817
U.S. Government Obligations	—	5,977,994	—	5,977,994
Money Market Fund	—	4,842,406	—	4,842,406
Investments Purchased with Cash Proceeds from Securities Lending	—	344,600	—	344,600

TOTAL	$21,439,817	$11,165,000	$—	$32,604,817

	Liabilities Table
	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Options Written	$(387,861)	$(139,925)	$—	$(527,786)

TOTAL	$(387,861)	$(139,925)	$—	$(527,786)

See Notes to Schedule of Investments.

www.bridgeway.com	31

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “ Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 10 investment funds as of March 31, 2018. The Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in this report (each is referred to as a “Fund” and collectively, the “Funds”). The Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are included in a separate report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of March 31, 2018, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, and Small-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, and Small-Cap Value Funds seek to provide a long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures and Other Investments Valuation Other than options, securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Fixed income securities are valued on the basis of current market quotations provided by a pricing service. Options are valued at the close if there is trading volume and, if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

32	Quarterly Report | March 31, 2018 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2018 (Unaudited)

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Fidelity Investments Money Market Government Portfolio - Class I, which is held by each Fund, invests primarily in securities that are valued at amortized cost. Therefore, this investment is classified as a Level 2 investment.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the results of the Funds’ operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2018 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2018, there were no transfers between Level 1 and Level 2 in any of the Funds. Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

www.bridgeway.com	33

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2018 (Unaudited)

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2018, the Funds had no open futures contracts.

Options The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease the Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes.

34	Quarterly Report | March 31, 2018 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2018 (Unaudited)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

www.bridgeway.com	35

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.90%
Consumer Discretionary - 22.23%
1-800-Flowers.com, Inc., Class A*	60,000	$ 708,000
A.H. Belo Corp., Class A	37,983	195,612
Abercrombie & Fitch Co., Class A	210,000	5,084,100
Adtalem Global Education, Inc.*	22,900	1,088,895
AMCON Distributing Co.	1,350	121,500
American Axle & Manufacturing Holdings, Inc.*	165,000	2,511,300
American Public Education, Inc.*	37,600	1,616,800
Appliance Recycling Centers of America, Inc.*	2,900	2,407
Ark Restaurants Corp.	12,600	302,400
Ascent Capital Group, Inc., Class A*	6,500	23,920
AV Homes, Inc.*+	52,300	970,165
Barnes & Noble Education, Inc.*	68,824	474,197
Barnes & Noble, Inc.	69,900	346,005
Bassett Furniture Industries, Inc.	80,500	2,443,175
BBX Capital Corp.	351,039	3,233,069
Beasley Broadcast Group, Inc., Class A	20,100	227,130
Beazer Homes USA, Inc.*	95,000	1,515,250
Big 5 Sporting Goods Corp.+	117,600	852,600
Biglari Holdings, Inc.*	2,100	857,661
BJ’s Restaurants, Inc.	59,000	2,649,100
Bojangles’, Inc.*+	70,000	969,500
Boot Barn Holdings, Inc.*	54,000	957,420
Buckle, Inc. (The)+	75,400	1,670,110
Build-A-Bear Workshop, Inc.*	26,000	237,900
Caleres, Inc.	98,500	3,309,600
Canterbury Park Holding Corp.	3,900	56,355
Carrols Restaurant Group, Inc.*+	61,900	693,280
Century Casinos, Inc.*	124,600	929,516
Century Communities, Inc.*	4,202	125,850
Chico’s FAS, Inc.	121,000	1,093,840
China Automotive Systems, Inc.*	37,500	171,375
China XD Plastics Co., Ltd.*	163,000	684,600
Christopher & Banks Corp.*	27,700	29,639
Citi Trends, Inc.	78,840	2,436,944
Clarus Corp.*	23,300	157,275
Conn’s, Inc.*+	78,000	2,652,000

Industry Company	Shares	Value

Consumer Discretionary (continued)
Container Store Group, Inc. (The)*+	141,150	$ 767,856
Cooper Tire & Rubber Co.	54,550	1,598,315
Cooper-Standard Holdings, Inc.*	51,000	6,263,310
Crown Crafts, Inc.	13,050	76,343
CSS Industries, Inc.	45,700	799,750
Del Frisco’s Restaurant Group, Inc.*	49,700	757,925
Del Taco Restaurants, Inc.*	102,300	1,059,828
Delta Apparel, Inc.*+	25,500	459,510
Destination Maternity Corp.*	9,800	25,382
Dillard’s, Inc., Class A+	50,000	4,017,000
Dixie Group, Inc. (The)*	50,000	137,500
DSW, Inc., Class A	186,500	4,188,790
E.W. Scripps Co., (The) Class A	220,000	2,637,800
El Pollo Loco Holdings, Inc.*	90,500	859,750
Eldorado Resorts, Inc.*+	15,000	495,000
Emmis Communications Corp., Class A*	2,000	9,220
Entercom Communications Corp., Class A+	220,225	2,125,171
Entravision Communications Corp., Class A	170,000	799,000
Eros International PLC*+	121,100	1,319,990
Escalade, Inc.	3,600	49,320
Ethan Allen Interiors, Inc.	82,500	1,893,375
EVINE Live, Inc.*	162,700	165,954
Express, Inc.*	206,000	1,474,960
Fiesta Restaurant Group, Inc.*+	45,800	847,300
Finish Line, Inc. (The), Class A+	74,100	1,003,314
Flanigan’s Enterprises, Inc.+	2,500	60,000
Flexsteel Industries, Inc.	17,000	672,860
Fogo De Chao, Inc.*	65,700	1,034,775
Full House Resorts, Inc.*	71,000	227,910
Gaming Partners International Corp.	1,200	11,808
Gannett Co., Inc.	316,700	3,160,666
Golden Entertainment, Inc.*	40,000	929,200
Good Times Restaurants, Inc.*+	3,000	9,150
Gray Television, Inc.*	256,200	3,253,740
Group 1 Automotive, Inc.	59,000	3,855,060
Guess?, Inc.+	124,100	2,573,834
Hamilton Beach Brands Holding Co., Class A	26,090	553,630
Haverty Furniture Cos., Inc.	98,400	1,982,760
Hooker Furniture Corp.	15,000	550,500

www.bridgeway.com	1

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Houghton Mifflin Harcourt Co.*	275,000	$ 1,911,250
International Speedway Corp., Class A	118,456	5,223,910
J Alexander’s Holdings, Inc.*	37,450	428,802
Johnson Outdoors, Inc., Class A	32,779	2,032,298
K12, Inc.*	121,217	1,718,857
KB Home	175,900	5,004,355
Kirkland’s, Inc.*	29,000	281,010
Lakeland Industries, Inc.*	18,600	240,870
La-Z-Boy, Inc.	29,500	883,525
Liberty Tax, Inc.	34,500	348,450
Lifetime Brands, Inc.	60,900	755,160
Lincoln Educational Services Corp.*	91,900	177,367
Live Ventures, Inc.*+	3,200	38,912
Luby’s, Inc.*	56,900	158,182
M/I Homes, Inc.*	48,000	1,528,800
Marcus Corp. (The)	130,150	3,950,052
McClatchy Co. (The), Class A*+	15,432	142,746
MDC Holdings, Inc.	156,760	4,376,739
Modine Manufacturing Co.*	142,900	3,022,335
Movado Group, Inc.	45,000	1,728,000
Nevada Gold & Casinos, Inc.*+	38,300	83,877
New Home Co. Inc., (The)*	45,300	501,924
New Media Investment Group, Inc.	145,900	2,500,726
New York & Co., Inc.*+	126,700	428,246
Office Depot, Inc.	500,000	1,075,000
P&F Industries, Inc., Class A	696	5,088
Papa Murphy’s Holdings, Inc.*+	65,000	315,900
Party City Holdco, Inc.*+	273,200	4,261,920
Peak Resorts, Inc.	114,000	552,900
Perry Ellis International, Inc.*	138,100	3,562,980
PICO Holdings, Inc.	62,500	715,625
Pier 1 Imports, Inc.	261,200	841,064
Reading International, Inc., Class A*	17,848	297,169
Red Lion Hotels Corp.*	34,405	335,449
Red Robin Gourmet Burgers, Inc.*	38,500	2,233,000
Regis Corp.*	153,150	2,317,160
Rent-A-Center, Inc.+	67,500	582,525
RH*+	55,200	5,259,456
Rocky Brands, Inc.	24,300	521,235
Saga Communications, Inc., Class A	8,761	326,347

Industry Company	Shares	Value

Consumer Discretionary (continued)
Salem Media Group, Inc.	24,800	$ 89,280
Scholastic Corp.	72,800	2,827,552
Shiloh Industries, Inc.*	51,000	443,700
Shoe Carnival, Inc.	63,600	1,513,680
Sonic Automotive, Inc., Class A	119,100	2,256,945
SORL Auto Parts, Inc.*+	129,900	845,649
SPAR Group, Inc.*	16,500	22,770
Speedway Motorsports, Inc.	120,800	2,152,656
Stoneridge, Inc.*	50,000	1,380,000
Strattec Security Corp.+	10,900	396,215
Superior Industries International, Inc.	115,400	1,534,820
Tandy Leather Factory, Inc.*+	8,000	56,400
Tilly’s, Inc., Class A	125,300	1,415,890
Tower International, Inc.	47,000	1,304,250
Townsquare Media, Inc., Class A	185,556	1,471,459
TravelCenters of America LLC*	161,900	582,840
Unifi, Inc.*	11,900	431,375
Urban One, Inc.*	800	1,640
US Auto Parts Network, Inc.*	98,900	202,745
Vera Bradley, Inc.*	44,900	476,389
VOXX International Corp.*	73,000	361,350
Weyco Group, Inc.	20,200	678,720
William Lyon Homes, Class A*	100,500	2,762,745
XpresSpa Group, Inc.*	13,298	9,575
ZAGG, Inc.*	88,200	1,076,040
Zumiez, Inc.*	79,400	1,897,660

		180,967,602

Consumer Staples - 2.26%
Alico, Inc.	10,461	284,539
Andersons, Inc. (The)	88,100	2,916,110
Central Garden & Pet Co., Class A*	59,603	2,360,875
Chefs’ Warehouse, Inc. (The)*	50,000	1,150,000
Dean Foods Co.	135,000	1,163,700
Hostess Brands, Inc.*	176,000	2,603,040
Ingles Markets, Inc., Class A	59,800	2,024,230
Landec Corp.*	16,000	208,800
Mannatech, Inc.	8,400	131,880
Natural Alternatives International, Inc.*	18,100	199,100
Natural Health Trends Corp.+	3,000	57,030

2	Quarterly Report | March 31, 2018 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
S&W Seed Co.*+	7,000	$ 25,200
Seneca Foods Corp., Class A*	40,100	1,110,770
SpartanNash Co.	145,946	2,511,731
Village Super Market, Inc., Class A	1,709	45,066
Weis Markets, Inc.	38,525	1,578,754

		18,370,825

Energy - 10.02%
Adams Resources & Energy, Inc.	23,100	1,004,850
Approach Resources, Inc.*+	180,726	471,695
Archrock, Inc.	160,000	1,400,000
Ardmore Shipping Corp.*+	148,688	1,130,029
Bristow Group, Inc.+	65,500	851,500
Callon Petroleum Co.*	60,000	794,400
Cloud Peak Energy, Inc.*	316,100	919,851
CVR Energy, Inc.+	105,000	3,173,100
Dawson Geophysical Co.*	45,000	303,300
Delek US Holdings, Inc.	141,080	5,741,956
Denbury Resources, Inc.*	677,500	1,856,350
DHT Holdings, Inc.	253,422	861,635
Dorian LPG, Ltd.*+	110,169	825,166
Eclipse Resources Corp.*	538,700	775,728
ENGlobal Corp.*	60,422	50,271
Ensco PLC, Class A+	288,000	1,264,320
EP Energy Corp., Class A*	300,000	402,000
Era Group, Inc.*	45,800	428,230
Exterran Corp.*	92,000	2,456,400
Forum Energy Technologies, Inc.*	148,310	1,631,410
Frontline, Ltd.+	180,000	797,400
GasLog Ltd.	239,300	3,936,485
Gener8 Maritime, Inc.*+	172,500	974,625
Gran Tierra Energy, Inc.*	782,100	2,182,059
Green Plains, Inc.	90,200	1,515,360
Gulf Island Fabrication, Inc.	30,403	215,861
Halcon Resources Corp.*	280,000	1,363,600
Hallador Energy Co.	70,000	480,900
Helix Energy Solutions Group, Inc.*	267,000	1,545,930
HighPoint Resources Corp.*	140,900	715,772
Independence Contract Drilling, Inc.*+	83,319	314,946
International Seaways, Inc.*+	438	7,709
Matador Resources Co.*	37,000	1,106,670
Matrix Service Co.*	27,500	376,750
McDermott International, Inc.*+	538,400	3,278,856

Industry Company	Shares	Value

Energy (continued)
Mitcham Industries, Inc.*	15,100	$ 48,924
NACCO Industries, Inc., Class A	34,445	1,131,518
Natural Gas Services Group, Inc.*	68,800	1,640,880
Navios Maritime Acquisition Corp.	323,400	271,656
Newpark Resources, Inc.*	101,500	822,150
Oasis Petroleum, Inc.*	237,000	1,919,700
Oil States International, Inc.*	18,000	471,600
Overseas Shipholding Group, Inc., Class A*	60,016	170,445
Pacific Ethanol, Inc.*+	86,900	260,700
Par Pacific Holdings, Inc.*	119,900	2,058,683
Parker Drilling Co.*	219,850	139,605
Penn Virginia Corp.*	20,000	700,800
Pioneer Energy Services Corp.*	108,000	291,600
Renewable Energy Group, Inc.*	163,885	2,097,728
REX American Resources Corp.*	33,920	2,469,376
Ring Energy, Inc.*	50,000	717,500
Rowan Cos. PLC, Class A*	205,000	2,365,700
SandRidge Energy, Inc.*	68,500	993,935
Scorpio Tankers, Inc.+	250,000	490,000
SEACOR Holdings, Inc.*	45,900	2,345,490
SEACOR Marine Holdings, Inc.*	20,008	380,552
SemGroup Corp., Class A+	162,500	3,477,500
Ship Finance International, Ltd.+	204,000	2,917,200
SilverBow Resources, Inc.*	11,100	323,010
SM Energy Co.	12,000	216,360
SRC Energy, Inc.*	110,000	1,037,300
Stone Energy Corp.*	20,000	742,000
Teekay Corp.+	200,000	1,618,000
TETRA Technologies, Inc.*	200,000	750,000
TransAtlantic Petroleum, Ltd.*	35,000	45,150
Unit Corp.*	175,725	3,472,326

		81,542,502

Financials - 29.42%
1347 Property Insurance Holdings, Inc.*	24,300	173,746
1st Constitution Bancorp+	3,000	64,800
1st Source Corp.	59,347	3,004,145
Access National Corp.+	31,191	889,879
ACNB Corp.	1,000	29,250

www.bridgeway.com	3

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Ambac Financial Group, Inc.*	49,000	$ 768,320
American Equity Investment Life Holding Co.	850	24,956
American National Bankshares, Inc.	21,800	819,680
American River Bankshares	21,300	330,363
AmeriServ Financial, Inc.	78,000	312,000
Argo Group International Holdings, Ltd.	61,884	3,552,142
Arlington Asset Investment Corp., Class A+	45,300	500,112
Asta Funding, Inc.+	20,000	74,000
Atlantic Capital Bancshares, Inc.*	52,300	946,630
Atlantic Coast Financial Corp.*	36,000	370,800
Atlas Financial Holdings, Inc.*	13,850	143,348
B. Riley Financial, Inc.	10,402	202,839
Baldwin & Lyons, Inc., Class B	75,300	1,656,600
Banc of California, Inc.+	105,000	2,026,500
Banco Latinoamericano de Comercio Exterior SA, Class E	100,000	2,850,000
Bank of Commerce Holdings+	83,450	972,193
Bankwell Financial Group, Inc.	300	9,684
Banner Corp.	32,000	1,775,680
Bar Harbor Bankshares+	18,366	509,106
Bay Bancorp, Inc.*	25,000	336,250
BCB Bancorp, Inc.	10,400	162,760
Bear State Financial, Inc.+	5,000	51,250
Berkshire Hills Bancorp, Inc.	108,065	4,101,067
Blue Capital Reinsurance Holdings, Ltd.+	12,173	148,511
BofI Holding, Inc.*+	70,000	2,837,100
BSB Bancorp, Inc.*	4,400	134,640
C&F Financial Corp.	2,200	115,720
California First National Bancorp	33,500	529,300
Camden National Corp.	30,100	1,339,450
Cannae Holdings, Inc.*	126,700	2,389,562
Capital City Bank Group, Inc.	83,150	2,057,963
Capstar Financial Holdings, Inc.*	4,000	75,320
Carolina Financial Corp.	12,660	497,285
CB Financial Services, Inc.	14,000	429,100
Central Valley Community Bancorp	50,000	978,000

Industry Company	Shares	Value

Financials (continued)
Century Bancorp, Inc., Class A	15,200	$1,206,880
Charter Financial Corp.	17,500	356,825
Chemung Financial Corp.	13,500	627,345
Citizens Community Bancorp, Inc.	15,000	209,550
Citizens, Inc.*+	106,040	776,213
Civista Bancshares, Inc.	21,500	491,490
CNB Financial Corp.	83,800	2,437,742
Coastway Bancorp, Inc.*	2,013	54,854
Codorus Valley Bancorp, Inc.+	7,767	218,408
Colony Bankcorp, Inc.	1,000	16,200
Community Bankers Trust Corp.*	40,800	367,200
Community Financial Corp. (The)	12,500	465,250
Community Trust Bancorp, Inc.	17,500	791,000
ConnectOne Bancorp, Inc.	43,000	1,238,400
Consumer Portfolio Services, Inc.*	120,000	452,400
County Bancorp, Inc.+	15,237	445,073
Cowen, Inc.*	31,000	409,200
Crawford & Co., Class A	47,600	381,752
Crawford & Co., Class B	16,400	134,808
Customers Bancorp, Inc.*	36,500	1,063,975
Dime Community Bancshares, Inc.	54,300	999,120
DNB Financial Corp.+	1,465	52,227
Donegal Group, Inc., Class A	94,000	1,485,200
Eagle Bancorp Montana, Inc.	3,000	62,250
EMC Insurance Group, Inc.	46,550	1,260,574
Employers Holdings, Inc.	103,900	4,202,755
Encore Capital Group, Inc.*	73,000	3,299,600
Enova International, Inc.*	132,307	2,917,369
Entegra Financial Corp.*	15,000	435,000
Enterprise Bancorp, Inc.+	38,775	1,368,370
ESSA Bancorp, Inc.+	33,100	485,577
Evans Bancorp, Inc.+	4,000	181,000
EZCORP, Inc., Class A*	147,169	1,942,631
Farmers Capital Bank Corp.	34,400	1,374,280
Farmers National Banc Corp.	150	2,078
FBL Financial Group, Inc., Class A+	50,806	3,523,396
Federal Agricultural Mortgage Corp., Class C	24,000	2,088,480
Federated National Holding Co.+	59,988	946,011

4	Quarterly Report | March 31, 2018 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Fidelity Southern Corp.	76,123	$1,756,158
Financial Institutions, Inc.	39,300	1,163,280
First BanCorp Puerto Rico*	476,500	2,868,530
First BanCorp Southern Pines NC	99,988	3,564,572
First Bancorp, Inc.	5,500	153,890
First Business Financial Services, Inc.	16,000	402,560
First Commonwealth Financial Corp.	143,300	2,024,829
First Community Bancshares, Inc.	44,000	1,313,400
First Community Corp.+	600	13,740
First Connecticut Bancorp, Inc.+	2,100	53,760
First Financial Corp.	37,000	1,539,200
First Financial Northwest, Inc.	35,182	589,299
First Guaranty Bancshares, Inc.	5,499	142,919
First Internet Bancorp+	14,500	536,500
First Mid-Illinois Bancshares, Inc.	6,500	236,925
First Midwest Bancorp, Inc.	78,700	1,935,233
First United Corp.*	14,876	285,619
First US Bancshares, Inc.	4,368	49,970
Flushing Financial Corp.	29,297	789,847
Franklin Financial Network, Inc.*	3,000	97,800
FS Bancorp, Inc.	2,250	120,375
FSB Bancorp, Inc./NY*	1,000	16,900
GAIN Capital Holdings, Inc.+	139,805	943,684
GAMCO Investors, Inc., Class A	10,000	248,300
Great Southern Bancorp, Inc.	26,900	1,343,655
Green Bancorp, Inc.*	67,000	1,490,750
Greenhill & Co., Inc.+	60,000	1,110,000
Greenlight Capital Re, Ltd., Class A*	68,000	1,091,400
Hallmark Financial Services, Inc.*+	57,800	515,576
Hawthorn Bancshares, Inc.	15,700	321,065
HCI Group, Inc.	40,400	1,541,664
Heartland Financial USA, Inc.	64,600	3,427,030
Heritage Financial Corp.	69,860	2,137,716
Heritage Insurance Holdings, Inc.+	60,000	909,600
Hingham Institution for Savings	30	6,180

Industry Company	Shares	Value

Financials (continued)
HMN Financial, Inc.*	23,800	$ 440,300
Home Bancorp, Inc.	31,994	1,381,181
HomeStreet, Inc.*	57,000	1,633,050
HomeTrust Bancshares, Inc.*	2,961	77,134
HopFed Bancorp, Inc.	18,100	262,450
Horace Mann Educators Corp.	104,600	4,471,650
Horizon Bancorp	4,725	141,797
Independence Holding Co.	15,050	536,532
Independent Bank Group, Inc.	16,900	1,194,830
Infinity Property & Casualty Corp.	22,400	2,652,160
International Bancshares Corp.	65,687	2,555,224
INTL.FCStone, Inc.*	28,500	1,216,380
Investar Holding Corp.	22,000	568,700
Investment Technology Group, Inc.	88,242	1,741,897
Investors Title Co.	1,000	199,900
James River Group Holdings, Ltd.	87,600	3,107,172
JMP Group LLC+	300	1,515
Kingstone Cos., Inc.	12,100	203,280
Lakeland Bancorp, Inc.	95,250	1,890,712
Landmark Bancorp, Inc.	1,157	33,553
LCNB Corp.	5,000	95,000
Mackinac Financial Corp.+	15,800	255,328
Maiden Holdings, Ltd.	162,600	1,056,900
MainSource Financial Group, Inc.	67,610	2,748,346
Marlin Business Services Corp.+	17,080	484,218
Mercantile Bank Corp.	2,200	73,150
Meta Financial Group, Inc.	16,477	1,799,288
Mid Penn Bancorp, Inc.	12,300	393,600
Midland States Bancorp, Inc.	57,658	1,819,686
MidSouth Bancorp, Inc.+	21,512	272,127
MidWestOne Financial Group, Inc.	24,860	827,589
MMA Capital Management, LLC*+	500	13,600
MutualFirst Financial, Inc.	18,900	685,125
MVB Financial Corp.+	40,500	799,875
National Bankshares, Inc.+	2,500	112,625
National Commerce Corp.*	5,000	217,750
National Holdings Corp.*	2,000	9,120
National Security Group, Inc. (The)+	200	3,140

www.bridgeway.com	5

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
National Western Life Group, Inc., Class A+	8,614	$2,626,236
Nationstar Mortgage Holdings, Inc.*	195,000	3,502,200
Navigators Group, Inc. (The)	74,700	4,306,455
Nelnet, Inc., Class A	37,800	1,981,098
Nicholas Financial, Inc.*	43,400	393,638
Nicolet Bankshares, Inc.*	1,355	74,620
NMI Holdings, Inc., Class A*	250,000	4,137,500
Northeast Bancorp	12,500	256,250
Northrim BanCorp, Inc.	30,445	1,051,875
Northwest Bancshares, Inc.	146,000	2,417,760
Ocwen Financial Corp.*	270,000	1,112,400
OFG Bancorp	112,200	1,172,490
Old Second Bancorp, Inc.	79,750	1,108,525
On Deck Capital, Inc.*	252,200	1,409,798
Oppenheimer Holdings, Inc., Class A+	31,093	800,645
Opus Bank	71,500	2,002,000
Orrstown Financial Services, Inc.	35,500	857,325
Ottawa Bancorp, Inc.	1,000	13,720
Parke Bancorp, Inc.	21,463	446,430
Pathfinder Bancorp, Inc.	3,000	45,900
PB Bancorp, Inc.	15,500	161,975
Peapack Gladstone Financial Corp.	16,894	564,091
Penns Woods Bancorp, Inc.	1,000	42,310
Peoples Bancorp of North Carolina, Inc.	5,280	162,202
Peoples Bancorp, Inc.	43,400	1,538,530
Peoples Financial Services Corp.	2,900	132,385
PHH Corp.*	84,350	882,301
Piper Jaffray Cos.	51,400	4,268,770
Premier Financial Bancorp, Inc.	27,720	515,869
Provident Financial Holdings, Inc.	51,000	922,590
Provident Financial Services, Inc.	20,900	534,831
Prudential Bancorp, Inc.	1,500	27,210
Regional Management Corp.*	43,100	1,372,304
Reliant Bancorp, Inc.	2,500	56,975
Republic Bancorp, Inc., Class A	38,642	1,479,989
Riverview Bancorp, Inc.	87,000	812,580
S&T Bancorp, Inc.	40,045	1,599,397
Safety Insurance Group, Inc.	32,000	2,459,200
Salisbury Bancorp, Inc.	1,183	53,235

Industry Company	Shares	Value

Financials (continued)
Sandy Spring Bancorp, Inc.	7,400	$ 286,824
SB Financial Group, Inc.	30,400	559,360
Security National Financial Corp., Class A*	90,616	466,672
Selective Insurance Group, Inc.	20,950	1,271,665
Severn Bancorp, Inc.+	35,000	253,750
Shore Bancshares, Inc.	67,012	1,263,846
SI Financial Group, Inc.	55,700	802,080
Sierra Bancorp	77,800	2,072,592
Sound Financial Bancorp, Inc.	1,000	36,650
State Auto Financial Corp.	83,550	2,387,024
Stewardship Financial Corp.+	1,000	11,200
Stewart Information Services Corp.	87,150	3,829,371
Summit Financial Group, Inc.	22,015	550,595
Sussex Bancorp	15,000	456,000
Territorial Bancorp, Inc.	21,200	628,792
Timberland Bancorp, Inc.	39,000	1,185,600
Tiptree, Inc.	31,100	197,485
TowneBank	1,642	46,961
TriCo Bancshares	600	22,332
TriState Capital Holdings, Inc.*	46,900	1,090,425
Triumph Bancorp, Inc.*	10,700	440,840
Two River Bancorp	29,505	532,565
Union Bankshares Corp.	99,481	3,651,948
United Community Bancorp	1,000	25,200
United Community Financial Corp.	324	3,195
United Financial Bancorp, Inc.	90,000	1,458,000
United Fire Group, Inc.	78,800	3,771,368
United Insurance Holdings Corp.	84,700	1,621,158
Universal Insurance Holdings, Inc.	86,316	2,753,480
Univest Corp. of Pennsylvania	29,679	822,108
Waddell & Reed Financial, Inc., Class A+	70,000	1,414,700
Walker & Dunlop, Inc.	70,475	4,187,624
Waterstone Financial, Inc.	33,000	570,900
Wellesley Bank	100	3,075
WesBanco, Inc.	70,273	2,972,548
Westbury Bancorp, Inc.*	2,750	61,160

6	Quarterly Report | March 31, 2018 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
World Acceptance Corp.*+	26,100	$ 2,748,330

		239,439,376

Health Care - 2.44%
Almost Family, Inc.*	600	33,600
AMAG Pharmaceuticals, Inc.*+	29,900	602,485
AngioDynamics, Inc.*	105,300	1,816,425
Bioanalytical Systems, Inc.*	10,000	16,000
Community Health Systems, Inc.*+	303,500	1,201,860
Concert Pharmaceuticals, Inc.*	85,700	1,962,530
Cumberland Pharmaceuticals, Inc.*	23,000	153,640
Digirad Corp.	36,447	56,493
FONAR Corp.*	30,400	905,920
InfuSystem Holdings, Inc.*	71,100	206,190
Juniper Pharmaceuticals, Inc.*	32,000	324,800
Kewaunee Scientific Corp.	3,000	102,150
Kindred Healthcare, Inc.	98,350	899,902
Lannett Co., Inc.*+	85,000	1,364,250
LHC Group, Inc.*	1,000	61,560
National HealthCare Corp.	25,500	1,520,565
Nobilis Health Corp.*	15,000	24,750
PDL BioPharma, Inc.*	591,000	1,737,540
Quorum Health Corp.*	25,000	204,500
Select Medical Holdings Corp.*	200,000	3,450,000
Triple-S Management Corp., Class B*	122,300	3,196,922

		19,842,082

Industrials - 18.02%
Acacia Research Corp.*	35,000	122,500
ACCO Brands Corp.	364,300	4,571,965
Aegion Corp.*	99,341	2,275,902
AeroCentury Corp.*	4,300	74,390
Air T, Inc.*	2,800	70,000
Air Transport Services Group, Inc.*	16,924	394,668
Aircastle, Ltd.	132,000	2,621,520
Alpha Pro Tech, Ltd.*	20,743	69,489
American Railcar Industries, Inc.	36,900	1,380,429
AMREP Corp.*	25,500	183,345
ARC Document Solutions, Inc.*	118,000	259,600
ArcBest Corp.	94,500	3,028,725
Argan, Inc.	17,500	751,625

Industry Company	Shares	Value

Industrials (continued)
Armstrong Flooring, Inc.*	65,000	$ 882,050
Arotech Corp.*	94,300	287,615
Atlas Air Worldwide Holdings, Inc.*	57,700	3,487,965
Briggs & Stratton Corp.	114,300	2,447,163
Broadwind Energy, Inc.*	24,375	53,625
Caesarstone, Ltd.+	70,000	1,375,500
CAI International, Inc.*	82,600	1,756,076
CBIZ, Inc.*	192,600	3,514,950
Cemtrex, Inc.+	21,000	59,850
Chart Industries, Inc.*	67,575	3,988,952
Chicago Rivet & Machine Co.+	1,000	30,610
Civeo Corp.*	531,500	2,003,755
Columbus McKinnon Corp.	40,400	1,447,936
Commercial Vehicle Group, Inc.*	67,300	521,575
Costamare, Inc.	160,000	998,400
Covenant Transportation Group, Inc., Class A*	93,900	2,801,037
CRA International, Inc.	53,500	2,797,515
DLH Holdings Corp.*+	57,500	335,800
DMC Global, Inc.+	20,000	535,000
Ducommun, Inc.*	43,300	1,315,454
Eastern Co. (The)	18,401	524,429
Ecology & Environment, Inc., Class A	3,500	40,600
Encore Wire Corp.	16,500	935,550
Engility Holdings, Inc.*	56,700	1,383,480
Ennis, Inc.	136,892	2,696,772
FreightCar America, Inc.	35,881	480,805
FTI Consulting, Inc.*	68,500	3,316,085
General Finance Corp.*	115,764	839,289
Gibraltar Industries, Inc.*	14,350	485,748
Goldfield Corp. (The)*	121,000	465,850
Great Lakes Dredge & Dock Corp.*	220,550	1,014,530
Greenbrier Companies., Inc. (The)+	87,800	4,411,950
Griffon Corp.	112,800	2,058,600
Hardinge, Inc.	86,400	1,582,848
HC2 Holdings, Inc.*+	81,100	426,586
Heidrick & Struggles International, Inc.	56,250	1,757,813
Heritage-Crystal Clean, Inc.*+	39,854	938,562
Hertz Global Holdings, Inc.*	121,000	2,401,850
Highpower International, Inc.*	60,923	228,461
Houston Wire & Cable Co.*	46,100	337,682
Hurco Cos., Inc.	17,857	819,636

www.bridgeway.com	7

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Huron Consulting Group, Inc.*	32,800	$1,249,680
ICF International, Inc.	36,229	2,117,585
IES Holdings, Inc.*+	2,717	41,163
Innovative Solutions & Support, Inc.*	25,000	88,250
Kelly Services, Inc., Class A	57,500	1,669,800
L.B. Foster Co., Class A*	38,400	904,320
L.S. Starrett Co. (The), Class A	10,000	67,500
Marten Transport, Ltd.	254,970	5,813,316
Matson, Inc.	13,000	372,320
McGrath RentCorp	83,300	4,472,377
Miller Industries, Inc.	7,300	182,500
Navigant Consulting, Inc.*	239,600	4,609,904
Navios Maritime Holdings, Inc.*	250,000	224,475
Nexeo Solutions, Inc.*	155,000	1,658,500
NN, Inc.	45,500	1,092,000
Northwest Pipe Co.*	21,800	377,140
Orion Group Holdings, Inc.*	123,366	812,982
PAM Transportation Services, Inc.*	16,905	614,497
Pangaea Logistics Solutions, Ltd.*	2,000	5,300
Park-Ohio Holdings Corp.	15,000	582,750
Patriot Transportation Holding, Inc.*	7,500	139,200
Performant Financial Corp.*	97,367	292,101
Powell Industries, Inc.	25,000	671,000
Preformed Line Products Co.	5,135	334,237
Quad/Graphics, Inc.	75,300	1,908,855
Quanex Building Products Corp.	35,000	609,000
RCM Technologies, Inc.	55,200	318,504
RPX Corp.	212,600	2,272,694
Rush Enterprises, Inc., Class A*	139,600	5,931,604
Rush Enterprises, Inc., Class B*	46,500	1,877,670
Safe Bulkers, Inc.*	294,550	933,724
Servotronics, Inc.	1,000	9,900
SkyWest, Inc.	133,791	7,278,230
Spartan Motors, Inc.	22,000	378,400
SPX FLOW, Inc.*	20,000	983,800
Steelcase, Inc., Class A	245,000	3,332,000
Sterling Construction Co., Inc.*	96,400	1,104,744
Textainer Group Holdings Ltd.*+	158,200	2,681,490

Industry Company	Shares	Value

Industrials (continued)
Titan Machinery, Inc.*	83,900	$ 1,976,684
Triumph Group, Inc.	83,000	2,091,600
TrueBlue, Inc.*	74,750	1,936,025
Tutor Perini Corp.*	107,300	2,365,965
Ultralife Corp.*	63,050	630,500
USA Truck, Inc.*	9,636	245,622
Vectrus, Inc.*	5,000	186,200
Veritiv Corp.*	12,700	497,840
VSE Corp.	23,600	1,220,592
Wabash National Corp.+	110,100	2,291,181
Westport Fuel Systems, Inc.*	302	661
Willis Lease Finance Corp.*	48,400	1,659,152

		146,707,646

Information Technology - 8.41%
Alpha & Omega Semiconductor, Ltd.*	214,244	3,310,070
Amkor Technology, Inc.*	202,291	2,049,208
Amtech Systems, Inc.*	30,000	219,600
Applied Optoelectronics, Inc.*+	55,000	1,378,300
AutoWeb, Inc.*	500	1,490
Aviat Networks, Inc.*	15,200	254,752
AXT, Inc.*+	30,700	222,575
Bel Fuse, Inc., Class B	18,500	349,650
Benchmark Electronics, Inc.	134,000	3,999,900
Blucora, Inc.*	89,297	2,196,706
CCUR Holdings, Inc.	53,600	257,280
Communications Systems, Inc.	12,500	45,875
Computer Task Group, Inc.*	73,862	604,930
Comtech Telecommunications Corp.	64,215	1,919,386
CSP, Inc.	5,150	55,363
Digi International, Inc.*	45,325	466,848
Diodes, Inc.*	123,899	3,773,964
Electro Scientific Industries, Inc.*	15,000	289,950
Finjan Holdings, Inc.*+	50,000	162,500
GSE Systems, Inc.*	22,500	73,125
IEC Electronics Corp.*+	19,000	85,382
inTEST Corp.*	55,000	365,750
KEMET Corp.*	63,750	1,155,788
Key Tronic Corp.*	52,500	365,400
Kimball Electronics, Inc.*	74,900	1,209,635
Knowles Corp.*	198,200	2,495,338
Kulicke & Soffa Industries, Inc.*	123,632	3,092,036
Liquidity Services, Inc.*	43,550	283,075

8	Quarterly Report | March 31, 2018 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
ManTech International Corp., Class A	108,800	$ 6,035,136
Mind CTI Ltd.	200	438
Net 1 UEPS Technologies, Inc.*+	252,900	2,392,434
NetSol Technologies, Inc.*	26,000	119,600
Network-1 Technologies, Inc.+	60,000	159,000
Nortech Systems, Inc.*+	1,500	4,515
PCM, Inc.*	8,769	72,783
PC-Tel, Inc.	56,700	407,106
Photronics, Inc.*	205,050	1,691,662
PRGX Global, Inc.*	40,739	384,984
RELM Wireless Corp.	40,000	158,000
Sanmina Corp.*	45,100	1,179,365
ScanSource, Inc.*	88,500	3,146,175
SigmaTron International, Inc.*	6,500	37,700
SMTC Corp.*	7,500	16,950
Stratasys, Ltd.*+	135,000	2,724,300
SunPower Corp.*+	285,000	2,274,300
Sykes Enterprises, Inc.*	104,534	3,025,214
Synacor, Inc.*	64,000	102,400
Systemax, Inc.	8,500	242,675
TESSCO Technologies, Inc.	15,250	353,038
TiVo Corp.	50,000	677,500
Trio-Tech International*	3,000	17,250
TSR, Inc.	1,000	6,300
TTM Technologies, Inc.*	520,153	7,953,139
Vishay Precision Group, Inc.*	138,248	4,306,425
Wayside Technology Group, Inc.	7,900	102,700
Westell Technologies, Inc., Class A*	66,100	221,435

		68,496,400

Materials - 5.76%
AgroFresh Solutions, Inc.*+	132,500	973,875
American Vanguard Corp.	20,000	404,000
Boise Cascade Co.	78,500	3,030,100
Carpenter Technology Corp.	51,600	2,276,592
China Green Agriculture, Inc.*	169,800	212,250
Clearwater Paper Corp.*	30,500	1,192,550
Core Molding Technologies, Inc.	17,000	303,110
Flexible Solutions International, Inc.*	5,000	8,000
Friedman Industries, Inc.+	5,000	29,350
FutureFuel Corp.	102,800	1,232,572

Industry Company	Shares	Value

Materials (continued)
Gulf Resources, Inc.*	178,200	$ 254,826
Haynes International, Inc.	25,200	935,172
Hecla Mining Co.	557,000	2,044,190
Kaiser Aluminum Corp.	22,630	2,283,367
KMG Chemicals, Inc.	9,900	593,505
Kraton Corp.*	142,150	6,781,976
Materion Corp.	48,600	2,481,030
Mercer International, Inc.	276,250	3,439,312
Olympic Steel, Inc.	20,000	410,200
Orient Paper, Inc.*	35,000	41,300
PH Glatfelter Co.	95,500	1,960,615
Rayonier Advanced Materials, Inc.	81,700	1,754,099
Resolute Forest Products, Inc.*	244,000	2,025,200
Schnitzer Steel Industries, Inc., Class A	79,700	2,578,295
Stepan Co.	37,000	3,077,660
SunCoke Energy, Inc.*	234,700	2,525,372
Synalloy Corp.	14,000	200,900
TimkenSteel Corp.*	55,000	835,450
Trecora Resources*	25,602	348,187
Tredegar Corp.	76,700	1,376,765
Universal Stainless & Alloy Products, Inc.*	16,250	446,875
Verso Corp., Class A*	50,000	842,000

		46,898,695

Real Estate - 0.15%
Consolidated-Tomoka Land Co.	5,900	370,815
Forestar Group, Inc.*+	8,776	185,612
RE/MAX Holdings, Inc., Class A	6,168	372,856
St. Joe Co. (The)*	15,000	282,750

		1,212,033

Telecommunication Services - 1.19%
Alaska Communications Systems Group, Inc.*	347,100	624,780
ATN International, Inc.	28,500	1,699,170
Hawaiian Telcom Holdco, Inc.*	44,500	1,187,260
Iridium Communications, Inc.*+	391,325	4,402,406
Spok Holdings, Inc.	118,864	1,777,017

		9,690,633

TOTAL COMMON STOCKS - 99.90%		813,167,794

(Cost $631,415,391)

www.bridgeway.com	9

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company		Shares	Value

RIGHTS - 0.00%
NewStar Financial, Inc., expiring 12/26/19*Δ		120,000	$36,000

TOTAL RIGHTS - 0.00%			36,000

(Cost $114,272)

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc., expiring 10/15/21*		3,317	265

TOTAL WARRANTS - 0.00%			265

(Cost $105,563)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.00%
Fidelity Investments Money Market Government Portfolio Class I	1.49%	126	126

TOTAL MONEY MARKET FUND - 0.00%			126

(Cost $126)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.33%
Fidelity Investments Money Market Government Portfolio Class I**	1.49%	59,628,552	59,628,552

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.33%			59,628,552

(Cost $59,628,552)

TOTAL INVESTMENTS - 107.23%			$872,832,737
(Cost $691,263,904)
Liabilities in Excess of Other Assets - (7.23%)			(58,856,578)

NET ASSETS - 100.00%			$813,976,159

*   Non-income producing security.

**  This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2018.

^  Rate disclosed as of March 31, 2018.

Δ   Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.

+   This security or a portion of the security is out on loan as of March 31, 2018. Total loaned securities had a value of $58,906,381 as of March 31, 2018.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2018 (See Note 2 in Notes to Schedule of Investments):

		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$813,167,794	$—	$ —	$813,167,794
Rights	—	—	36,000	36,000
Warrants	265	—	—	265
Money Market Fund	—	126	—	126
Investments Purchased with Cash Proceeds from Securities Lending	—	59,628,552	—	59,628,552

TOTAL	$813,168,059	$59,628,678	$ 36,000	$872,832,737

(a) - please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

10	Quarterly Report | March 31, 2018 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
	Rights	Total

Balance as of 06/30/2017	$ —	$ —
Purchases	120,000	120,000
Sales/Proceeds Received	(5,728)	(5,728)
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	(78,272)	(78,272)
Transfers in1	—	—
Transfers out	—	—

Balance as of 03/31/2018	$ 36,000	$ 36,000

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2018	$ (78,272)	$ (78,272)

See Notes to Schedule of Investments.

www.bridgeway.com	11

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 99.22%
Consumer Discretionary - 22.65%
1-800-Flowers.com, Inc., Class A*	60,000	$ 708,000
Abercrombie & Fitch Co., Class A	166,000	4,018,860
Adtalem Global Education, Inc.*	39,000	1,854,450
AMCON Distributing Co.	1,350	121,500
American Axle & Manufacturing Holdings, Inc.*	145,450	2,213,749
American Public Education, Inc.*	27,700	1,191,100
America’s Car-Mart, Inc.*	10,000	504,500
Appliance Recycling Centers of America, Inc.*	2,000	1,660
Ark Restaurants Corp.	8,500	204,000
Ascent Capital Group, Inc., Class A*	14,900	54,832
AV Homes, Inc.*	39,300	729,015
Barnes & Noble Education, Inc.*	82,060	565,393
Barnes & Noble, Inc.	45,000	222,750
Bassett Furniture Industries, Inc.	52,959	1,607,306
BBX Capital Corp.	311,200	2,866,152
Beasley Broadcast Group, Inc., Class A	27,500	310,750
Beazer Homes USA, Inc.*	80,000	1,276,000
Big 5 Sporting Goods Corp.+	103,600	751,100
Biglari Holdings, Inc.*	1,400	571,774
BJ’s Restaurants, Inc.	53,500	2,402,150
Bojangles’, Inc.*+	59,600	825,460
Boot Barn Holdings, Inc.*	150,000	2,659,500
Buckle, Inc. (The)+	65,000	1,439,750
Build-A-Bear Workshop, Inc.*	25,000	228,750
Caleres, Inc.	90,000	3,024,000
Canterbury Park Holding Corp.	511	7,384
Carrols Restaurant Group, Inc.*+	80,000	896,000
Century Casinos, Inc.*	114,200	851,932
Chico’s FAS, Inc.	115,000	1,039,600
China Automotive Systems, Inc.*	69,200	316,244
China XD Plastics Co., Ltd.*	48,400	203,280
Christopher & Banks Corp.*	43,200	46,224
Citi Trends, Inc.	76,150	2,353,796
Clarus Corp.*	10,000	67,500
Conn’s, Inc.*+	71,500	2,431,000
Container Store Group, Inc. (The)*	139,150	756,976

Industry Company	Shares	Value

Consumer Discretionary (continued)
Cooper Tire & Rubber Co.	48,550	$1,422,515
Cooper-Standard Holdings, Inc.*	55,510	6,817,183
Crown Crafts, Inc.	13,050	76,342
CSS Industries, Inc.	75,958	1,329,265
Del Frisco’s Restaurant Group, Inc.*	44,768	682,712
Del Taco Restaurants, Inc.*	92,600	959,336
Delta Apparel, Inc.*	23,700	427,074
Dillard’s, Inc., Class A+	43,500	3,494,790
Dixie Group, Inc. (The)*	27,600	75,900
DSW, Inc., Class A	146,000	3,279,160
E.W. Scripps Co., (The) Class A	173,500	2,080,265
El Pollo Loco Holdings, Inc.*+	89,300	848,350
Eldorado Resorts, Inc.*+	15,000	495,000
Emmis Communications Corp., Class A*	2,500	11,525
Entercom Communications Corp., Class A+	122,405	1,181,208
Entravision Communications Corp., Class A	140,000	658,000
Eros International PLC*+	111,750	1,218,075
Escalade, Inc.	4,000	54,800
Ethan Allen Interiors, Inc.	72,500	1,663,875
EVINE Live, Inc.*	147,300	150,246
Express, Inc.*	50,000	358,000
Fiesta Restaurant Group, Inc.*+	32,853	607,780
Finish Line, Inc. (The), Class A+	50,000	677,000
Flanigan’s Enterprises, Inc.+	2,500	60,000
Flexsteel Industries, Inc.	7,300	288,934
Fogo De Chao, Inc.*+	62,000	976,500
Full House Resorts, Inc.*	70,000	224,700
Gaming Partners International Corp.	1,000	9,840
Gannett Co., Inc.	256,600	2,560,868
Golden Entertainment, Inc.*	42,000	975,660
Good Times Restaurants, Inc.*+	4,300	13,115
Gray Television, Inc.*	212,100	2,693,670
Group 1 Automotive, Inc.	58,000	3,789,720
Guess?, Inc.+	112,000	2,322,880
Hamilton Beach Brands Holding Co., Class A	32,900	698,138
Haverty Furniture Cos., Inc.	69,659	1,403,629
Hooker Furniture Corp.	15,000	550,500
Houghton Mifflin Harcourt Co.*	240,000	1,668,000

12	Quarterly Report | March 31, 2018 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
International Speedway Corp., Class A	105,760	$4,664,016
J Alexander’s Holdings, Inc.*	34,250	392,162
JAKKS Pacific, Inc.*	4,100	8,610
Johnson Outdoors, Inc., Class A	63,850	3,958,700
K12, Inc.*	107,850	1,529,313
KB Home	134,700	3,832,215
Kirkland’s, Inc.*	19,900	192,831
Lakeland Industries, Inc.*	15,000	194,250
La-Z-Boy, Inc.	51,000	1,527,450
Liberty Tax, Inc.	5,000	50,500
Lifetime Brands, Inc.	51,499	638,588
Lincoln Educational Services Corp.*	119,605	230,838
Live Ventures, Inc.*	3,200	38,912
Luby’s, Inc.*	50,800	141,224
M/I Homes, Inc.*	31,700	1,009,645
Marcus Corp. (The)	136,454	4,141,379
McClatchy Co. (The), Class A*+	15,432	142,746
MDC Holdings, Inc.	117,504	3,280,712
Modine Manufacturing Co.*	28,900	611,235
Movado Group, Inc.	61,600	2,365,440
Nevada Gold & Casinos, Inc.*	36,100	79,059
New Home Co. Inc., (The)*	33,100	366,748
New Media Investment Group, Inc.	133,400	2,286,476
New York & Co., Inc.*	125,700	424,866
Office Depot, Inc.	445,000	956,750
P&F Industries, Inc., Class A	492	3,597
Papa Murphy’s Holdings, Inc.*+	45,000	218,700
Party City Holdco, Inc.*+	228,900	3,570,840
Peak Resorts, Inc.+	103,600	502,460
Perry Ellis International, Inc.*	135,184	3,487,747
PICO Holdings, Inc.	37,500	429,375
Pier 1 Imports, Inc.	238,300	767,326
Reading International, Inc., Class A*	55,500	924,075
Red Lion Hotels Corp.*	80,695	786,776
Red Robin Gourmet Burgers, Inc.*	31,000	1,798,000
Regis Corp.*	148,350	2,244,536
Rent-A-Center, Inc.+	84,000	724,920
RH*+	49,300	4,697,304
Rocky Brands, Inc.	16,050	344,272
Saga Communications, Inc., Class A	7,250	270,062
Salem Media Group, Inc.	84,352	303,667

Industry Company	Shares	Value

Consumer Discretionary (continued)
Scholastic Corp.	75,950	$2,949,898
Shiloh Industries, Inc.*	56,400	490,680
Shoe Carnival, Inc.	57,500	1,368,500
Sonic Automotive, Inc., Class A	113,500	2,150,825
SORL Auto Parts, Inc.*+	74,129	482,580
SPAR Group, Inc.*	16,500	22,770
Speedway Motorsports, Inc.	118,963	2,119,921
Stoneridge, Inc.*	47,000	1,297,200
Strattec Security Corp.	3,600	130,860
Summer Infant, Inc.*	5,000	5,750
Superior Industries International, Inc.	43,800	582,540
Tilly’s, Inc., Class A	114,300	1,291,590
Tower International, Inc.	51,000	1,415,250
Townsquare Media, Inc., Class A	160,044	1,269,149
TravelCenters of America LLC*	129,850	467,460
Unifi, Inc.*	10,800	391,500
US Auto Parts Network, Inc.*	100,000	205,000
Vera Bradley, Inc.*	35,000	371,350
VOXX International Corp.*	83,064	411,167
Weyco Group, Inc.	16,400	551,040
William Lyon Homes, Class A*	89,497	2,460,273
XpresSpa Group, Inc.*	5,200	3,744
ZAGG, Inc.*	86,500	1,055,300
Zumiez, Inc.*	85,900	2,053,010

		163,812,671

Consumer Staples - 1.95%
Alico, Inc.	14,600	397,120
Andersons, Inc. (The)	94,700	3,134,570
Central Garden & Pet Co., Class A*	6,200	245,582
Chefs’ Warehouse, Inc. (The)*	25,000	575,000
Dean Foods Co.	110,000	948,200
Hostess Brands, Inc.*	150,000	2,218,500
Ingles Markets, Inc., Class A	50,950	1,724,658
Landec Corp.*	9,900	129,195
Mannatech, Inc.	25,700	403,490
Natural Alternatives International, Inc.*	16,800	184,800
Natural Health Trends Corp.+	3,000	57,030
Seneca Foods Corp., Class A*	23,150	641,255
SpartanNash Co.	78,682	1,354,117

www.bridgeway.com	13

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Staples (continued)
Village Super Market, Inc., Class A	24,500	$ 646,065
Weis Markets, Inc.	35,700	1,462,986

		14,122,568

Energy - 10.34%
Adams Resources & Energy, Inc.	10,600	461,100
Approach Resources, Inc.*	132,174	344,974
Archrock, Inc.	123,000	1,076,250
Ardmore Shipping Corp.*+	75,000	570,000
Bristow Group, Inc.+	20,000	260,000
Callon Petroleum Co.*+	56,300	745,412
Cloud Peak Energy, Inc.*	123,700	359,967
CVR Energy, Inc.+	105,000	3,173,100
Dawson Geophysical Co.*	45,000	303,300
Delek US Holdings, Inc.	173,502	7,061,531
Denbury Resources, Inc.*	438,000	1,200,120
DHT Holdings, Inc.	291,800	992,120
Dorian LPG, Ltd.*	223,860	1,676,711
Eclipse Resources Corp.*	475,300	684,432
ENGlobal Corp.*	55,878	46,490
Ensco PLC, Class A+	127,000	557,530
EP Energy Corp., Class A*	195,000	261,300
Era Group, Inc.*	32,800	306,680
Exterran Corp.*	75,200	2,007,840
Forum Energy Technologies, Inc.*	50,000	550,000
Frontline, Ltd.+	175,000	775,250
GasLog Ltd.	198,137	3,259,354
Gener8 Maritime, Inc.*	135,300	764,445
Gran Tierra Energy, Inc.*	677,700	1,890,783
Green Plains, Inc.	54,150	909,720
Gulf Island Fabrication, Inc.	28,200	200,220
Halcon Resources Corp.*	250,000	1,217,500
Hallador Energy Co.	71,600	491,892
Helix Energy Solutions Group, Inc.*	240,500	1,392,495
HighPoint Resources Corp.*	90,000	457,200
Independence Contract Drilling, Inc.*	115,281	435,762
International Seaways, Inc.*+	399	7,022
Matador Resources Co.*	34,500	1,031,895
Matrix Service Co.*	20,000	274,000
McDermott International, Inc.*+	857,000	5,219,130
Mitcham Industries, Inc.*	5,000	16,200
NACCO Industries, Inc., Class A	31,450	1,033,132
Natural Gas Services Group, Inc.*	75,888	1,809,929

Industry Company	Shares	Value

Energy (continued)
Navios Maritime Acquisition Corp.	277,600	$ 233,184
Newpark Resources, Inc.*	51,000	413,100
Oasis Petroleum, Inc.*	213,000	1,725,300
Oil States International, Inc.*	18,000	471,600
Overseas Shipholding Group, Inc., Class A*	42,500	120,700
Pacific Ethanol, Inc.*	77,500	232,500
Par Pacific Holdings, Inc.*	110,300	1,893,851
Parker Drilling Co.*	48,550	30,829
Penn Virginia Corp.*	17,500	613,200
Pioneer Energy Services Corp.*	100,000	270,000
Renewable Energy Group, Inc.*+	348,319	4,458,483
REX American Resources Corp.*	25,250	1,838,200
Ring Energy, Inc.*	28,300	406,105
Rowan Cos. PLC, Class A*	175,500	2,025,270
SandRidge Energy, Inc.*	69,500	1,008,445
Scorpio Tankers, Inc.+	392,100	768,516
SEACOR Holdings, Inc.*	40,200	2,054,220
SEACOR Marine Holdings, Inc.*	11,063	210,418
SemGroup Corp., Class A+	125,000	2,675,000
Ship Finance International, Ltd.+	190,500	2,724,150
SilverBow Resources, Inc.*	11,500	334,650
SM Energy Co.	22,000	396,660
SRC Energy, Inc.*	100,000	943,000
Stone Energy Corp.*	20,000	742,000
Teekay Corp.+	155,000	1,253,950
TETRA Technologies, Inc.*	100,000	375,000
TransAtlantic Petroleum, Ltd.*	70,000	90,300
Unit Corp.*	135,025	2,668,094

		74,801,511

Financials - 28.94%
1347 Property Insurance Holdings, Inc.*	17,500	125,125
1st Constitution Bancorp	5,250	113,400
1st Source Corp.	57,750	2,923,305
Access National Corp.	30,506	870,336
ACNB Corp.	600	17,550
Ambac Financial Group, Inc.*	36,500	572,320
American Equity Investment Life Holding Co.	30,250	888,140
American National Bankshares, Inc.	13,060	491,056
American River Bankshares	20,744	321,739

14	Quarterly Report | March 31, 2018 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
AmeriServ Financial, Inc.	66,000	$ 264,000
Argo Group International Holdings, Ltd.	40,094	2,301,396
Arlington Asset Investment Corp., Class A+	44,200	487,968
Asta Funding, Inc.	18,500	68,450
Atlantic Capital Bancshares, Inc.*	47,200	854,320
Atlantic Coast Financial Corp.*	31,000	319,300
Atlas Financial Holdings, Inc.*	3,050	31,568
B. Riley Financial, Inc.	10,520	205,140
Baldwin & Lyons, Inc., Class B	43,700	961,400
Banc of California, Inc.+	78,000	1,505,400
Banco Latinoamericano de Comercio Exterior SA, Class E	77,000	2,194,500
Bank of Commerce Holdings	75,550	880,157
Banner Corp.	20,000	1,109,800
Bar Harbor Bankshares	17,241	477,921
Bay Bancorp, Inc.*	25,000	336,250
BCB Bancorp, Inc.	11,300	176,845
Bear State Financial, Inc.	5,000	51,250
Berkshire Hills Bancorp, Inc.	111,570	4,234,081
Blue Capital Reinsurance Holdings, Ltd.+	11,127	135,749
BofI Holding, Inc.*+	65,000	2,634,450
BSB Bancorp, Inc.*	4,000	122,400
C&F Financial Corp.	3,400	178,840
California First National Bancorp	31,500	497,700
Camden National Corp.	33,779	1,503,165
Cannae Holdings, Inc.*	118,400	2,233,024
Capital City Bank Group, Inc.	81,250	2,010,937
Capstar Financial Holdings, Inc.*+	4,900	92,267
Carolina Financial Corp.	10,938	429,645
CB Financial Services, Inc.	13,500	413,775
Central Pacific Financial Corp.	6,496	184,876
Central Valley Community Bancorp	51,000	997,560
Century Bancorp, Inc., Class A	14,300	1,135,420
Charter Financial Corp.	12,500	254,875
Chemung Financial Corp.	12,293	571,256
Citizens Community Bancorp, Inc.	17,500	244,475

Industry Company	Shares	Value

Financials (continued)
Citizens, Inc.*+	17,200	$ 125,904
Civista Bancshares, Inc.	19,921	455,394
CNB Financial Corp.	70,800	2,059,572
Coastway Bancorp, Inc.*	500	13,625
Codorus Valley Bancorp, Inc.	7,766	218,380
Colony Bankcorp, Inc.	1,000	16,200
Community Bankers Trust Corp.*	48,000	432,000
Community Financial Corp. (The)	3,840	142,925
Community Trust Bancorp, Inc.	32,500	1,469,000
ConnectOne Bancorp, Inc.	58,000	1,670,400
Consumer Portfolio Services, Inc.*	168,650	635,810
County Bancorp, Inc.	8,700	254,127
Cowen, Inc.*+	65,800	868,560
Crawford & Co., Class A	44,000	352,880
Crawford & Co., Class B	40,000	328,800
Customers Bancorp, Inc.*	34,500	1,005,675
Dime Community Bancshares, Inc.	25,000	460,000
DNB Financial Corp.+	2,000	71,300
Donegal Group, Inc., Class A	74,100	1,170,780
Eagle Bancorp Montana, Inc.	3,000	62,250
eHealth, Inc.*	15,000	214,650
EMC Insurance Group, Inc.	39,025	1,056,797
Employers Holdings, Inc.	99,400	4,020,730
Encore Capital Group, Inc.*+	59,100	2,671,320
Enova International, Inc.*	92,400	2,037,420
Entegra Financial Corp.*	13,600	394,400
Enterprise Bancorp, Inc.+	43,175	1,523,646
ESSA Bancorp, Inc.	35,000	513,450
Evans Bancorp, Inc.	9,000	407,250
EZCORP, Inc., Class A*+	170,300	2,247,960
Farmers Capital Bank Corp.	30,400	1,214,480
Farmers National Banc Corp.	150	2,078
FBL Financial Group, Inc., Class A	45,666	3,166,937
Federal Agricultural Mortgage Corp., Class C	18,200	1,583,764
Federated National Holding Co.	33,900	534,603
Fidelity Southern Corp.	61,400	1,416,498
Financial Institutions, Inc.	40,300	1,192,880
First BanCorp Puerto Rico*	469,100	2,823,982

www.bridgeway.com	15

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
First BanCorp Southern Pines NC	62,856	$2,240,816
First Bancorp, Inc.	19,550	547,009
First Business Financial Services, Inc.	14,100	354,756
First Commonwealth Financial Corp.	106,900	1,510,497
First Community Bancshares, Inc.	61,300	1,829,805
First Financial Corp.	38,830	1,615,328
First Financial Northwest, Inc.	26,400	442,200
First Guaranty Bancshares, Inc.+	5,499	142,919
First Internet Bancorp	13,800	510,600
First Mid-Illinois Bancshares, Inc.	11,500	419,175
First United Corp.*	12,225	234,720
First US Bancshares, Inc.+	5,000	57,200
Flushing Financial Corp.	23,041	621,185
Franklin Financial Network, Inc.*	3,000	97,800
FS Bancorp, Inc.	4,250	227,375
GAIN Capital Holdings, Inc.+	146,000	985,500
German American Bancorp, Inc.	750	25,012
Great Southern Bancorp, Inc.	39,850	1,990,508
Green Bancorp, Inc.*	100,000	2,225,000
Greenhill & Co., Inc.+	55,000	1,017,500
Greenlight Capital Re, Ltd., Class A*	61,000	979,050
Hallmark Financial Services, Inc.*	50,158	447,409
Hawthorn Bancshares, Inc.	12,000	245,400
HCI Group, Inc.	25,000	954,000
Heartland Financial USA, Inc.	61,950	3,286,448
Heritage Financial Corp.	40,502	1,239,361
Heritage Insurance Holdings, Inc.+	50,000	758,000
Home Bancorp, Inc.	15,597	673,322
HomeStreet, Inc.*	54,000	1,547,100
HomeTrust Bancshares, Inc.*	35,000	911,750
HopFed Bancorp, Inc.	23,500	340,750
Horace Mann Educators Corp.	94,950	4,059,112
Horizon Bancorp	35,695	1,071,207
Independence Holding Co.	14,950	532,968
Infinity Property & Casualty Corp.	22,700	2,687,680

Industry Company	Shares	Value

Financials (continued)
International Bancshares Corp.	64,600	$2,512,940
INTL.FCStone, Inc.*	11,900	507,892
Investar Holding Corp.	19,524	504,695
Investment Technology Group, Inc.	76,000	1,500,240
Investors Title Co.	1,000	199,900
James River Group Holdings, Ltd.	79,100	2,805,677
Kingstone Cos., Inc.	11,200	188,160
Lakeland Bancorp, Inc.	70,040	1,390,294
Landmark Bancorp, Inc.	2,315	67,135
LCNB Corp.+	3,500	66,500
Mackinac Financial Corp.+	13,400	216,544
Maiden Holdings, Ltd.	37,550	244,075
MainSource Financial Group, Inc.	41,765	1,697,747
Marlin Business Services Corp.	28,875	818,606
Mercantile Bank Corp.	2,000	66,500
Meta Financial Group, Inc.	20,078	2,192,518
Mid Penn Bancorp, Inc.	11,200	358,400
Midland States Bancorp, Inc.	55,417	1,748,961
MidSouth Bancorp, Inc.	41,000	518,650
MidWestOne Financial Group, Inc.	23,300	775,657
MMA Capital Management, LLC*+	500	13,600
MutualFirst Financial, Inc.	700	25,375
MVB Financial Corp.+	40,300	795,925
National Bankshares, Inc.+	1,000	45,050
National Holdings Corp.*	2,000	9,120
National Security Group, Inc. (The)+	200	3,140
National Western Life Group, Inc., Class A	8,450	2,576,236
Nationstar Mortgage Holdings, Inc.*+	151,500	2,720,940
Navigators Group, Inc. (The)	75,300	4,341,045
Nelnet, Inc., Class A	36,900	1,933,929
Nicholas Financial, Inc.*	18,400	166,888
NMI Holdings, Inc., Class A*	185,000	3,061,750
Northeast Bancorp	8,400	172,200
Northrim BanCorp, Inc.	24,073	831,722
Northwest Bancshares, Inc.	122,000	2,020,320
Norwood Financial Corp.	1,500	45,135
Ocwen Financial Corp.*+	325,000	1,339,000
OFG Bancorp	75,000	783,750
Old Second Bancorp, Inc.	68,712	955,097
On Deck Capital, Inc.*	208,000	1,162,720

16	Quarterly Report | March 31, 2018 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Oppenheimer Holdings, Inc., Class A	4,419	$ 113,789
Opus Bank	31,100	870,800
Orrstown Financial Services, Inc.	28,000	676,200
Oxbridge Re Holdings, Ltd.	1,500	3,375
Parke Bancorp, Inc.	15,752	327,642
PB Bancorp, Inc.	14,500	151,525
Peapack Gladstone Financial Corp.	19,968	666,732
Penns Woods Bancorp, Inc.	1,000	42,310
Peoples Bancorp of North Carolina, Inc.	5,280	162,202
Peoples Bancorp, Inc.	39,550	1,402,048
Peoples Financial Services Corp.+	2,600	118,690
PHH Corp.*	65,000	679,900
Piper Jaffray Cos.	45,200	3,753,860
Premier Financial Bancorp, Inc.	28,672	533,586
Provident Financial Holdings, Inc.	53,710	971,614
Provident Financial Services, Inc.	27,500	703,725
Prudential Bancorp, Inc.	2,457	44,570
Regional Management Corp.*	52,100	1,658,864
Reliant Bancorp, Inc.	1,000	22,790
Republic Bancorp, Inc., Class A	25,700	984,310
Riverview Bancorp, Inc.	72,478	676,945
Safety Insurance Group, Inc.	31,800	2,443,830
Salisbury Bancorp, Inc.	1,183	53,235
Sandy Spring Bancorp, Inc.	14,300	554,268
SB Financial Group, Inc.	30,952	569,517
Security National Financial Corp., Class A*	15,073	77,626
Selective Insurance Group, Inc.	17,100	1,037,970
Severn Bancorp, Inc.+	30,000	217,500
Shore Bancshares, Inc.	60,400	1,139,144
SI Financial Group, Inc.	35,500	511,200
Sierra Bancorp	59,400	1,582,416
Sound Financial Bancorp, Inc.	1,000	36,650
State Auto Financial Corp.	81,836	2,338,055
Stewart Information Services Corp.	68,350	3,003,299
Summit Financial Group, Inc.+	20,600	515,206
Summit State Bank	6,250	83,750
Sussex Bancorp	15,000	456,000
Territorial Bancorp, Inc.	21,900	649,554

Industry Company	Shares	Value

Financials (continued)
Timberland Bancorp, Inc.	32,000	$ 972,800
Tiptree, Inc.	56,200	356,870
TowneBank	743	21,250
TriCo Bancshares	200	7,444
TriState Capital Holdings, Inc.*	36,760	854,670
Triumph Bancorp, Inc.*	11,600	477,920
Two River Bancorp	36,015	650,071
Union Bankshares Corp.	108,956	3,999,775
United Community Financial Corp.	163	1,607
United Financial Bancorp, Inc.	30,000	486,000
United Fire Group, Inc.	60,900	2,914,674
United Insurance Holdings Corp.	78,400	1,500,576
Universal Insurance Holdings, Inc.	81,795	2,609,260
Waddell & Reed Financial, Inc., Class A+	63,000	1,273,230
Walker & Dunlop, Inc.	58,175	3,456,758
Waterstone Financial, Inc.	43,900	759,470
WesBanco, Inc.	66,385	2,808,086
Westbury Bancorp, Inc.*	2,750	61,160
World Acceptance Corp.*+	20,000	2,106,000
WSFS Financial Corp.	15,600	747,240

		209,371,611

Health Care - 2.32%
AMAG Pharmaceuticals, Inc.*+	17,000	342,550
AngioDynamics, Inc.*	102,300	1,764,675
Bioanalytical Systems, Inc.*	4,000	6,400
Community Health Systems, Inc.*+	275,000	1,089,000
Concert Pharmaceuticals, Inc.*	79,300	1,815,970
Cumberland Pharmaceuticals, Inc.*	20,300	135,604
Digirad Corp.	36,447	56,493
Electromed, Inc.*	10,000	53,500
FONAR Corp.*	23,400	697,320
InfuSystem Holdings, Inc.*	118,378	343,296
Juniper Pharmaceuticals, Inc.*	50,000	507,500
Kewaunee Scientific Corp.	2,500	85,125
Kindred Healthcare, Inc.	71,700	656,055
Lannett Co., Inc.*+	60,000	963,000
LHC Group, Inc.*	500	30,780
National HealthCare Corp.	22,982	1,370,417
PDL BioPharma, Inc.*	260,000	764,400
Quorum Health Corp.*	26,700	218,406

www.bridgeway.com	17

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Select Medical Holdings Corp.*	185,000	$3,191,250
Triple-S Management Corp., Class B*	102,100	2,668,894

		16,760,635

Industrials - 17.30%
Acacia Research Corp.*	35,000	122,500
ACCO Brands Corp.	339,800	4,264,490
Aegion Corp.*	120,300	2,756,073
AeroCentury Corp.*	4,300	74,390
Air T, Inc.*	6,700	167,500
Air Transport Services Group, Inc.*	83,526	1,947,826
Aircastle, Ltd.	162,400	3,225,264
Alpha Pro Tech, Ltd.*	30,500	102,175
American Railcar Industries, Inc.+	30,500	1,141,005
AMREP Corp.*	21,000	150,990
ARC Document Solutions, Inc.*	106,300	233,860
ArcBest Corp.	55,400	1,775,570
Argan, Inc.	4,000	171,800
Armstrong Flooring, Inc.*	45,000	610,650
Arotech Corp.*	35,596	108,568
Atlas Air Worldwide Holdings, Inc.*	54,900	3,318,705
Briggs & Stratton Corp.	169,450	3,627,924
Broadwind Energy, Inc.*	12,192	26,822
Caesarstone, Ltd.+	60,000	1,179,000
CAI International, Inc.*	48,600	1,033,236
CBIZ, Inc.*	170,033	3,103,102
CECO Environmental Corp.	33,022	146,948
Cemtrex, Inc.+	19,000	54,150
Chart Industries, Inc.*	63,175	3,729,220
Chicago Rivet & Machine Co.	1,000	30,610
Civeo Corp.*	443,200	1,670,864
Columbus McKinnon Corp.	33,800	1,211,392
Commercial Vehicle Group, Inc.*	60,000	465,000
Costamare, Inc.	150,000	936,000
Covenant Transportation Group, Inc., Class A*	80,650	2,405,790
CRA International, Inc.	51,000	2,666,790
DLH Holdings Corp.*+	52,500	306,600
DMC Global, Inc.	20,000	535,000
Ducommun, Inc.*	39,750	1,207,605
Eastern Co. (The)	20,104	572,964
Ecology & Environment, Inc., Class A	2,811	32,608

Industry Company	Shares	Value

Industrials (continued)
Engility Holdings, Inc.*	9,500	$ 231,800
Ennis, Inc.	149,265	2,940,520
FreightCar America, Inc.	16,200	217,080
FTI Consulting, Inc.*	56,500	2,735,165
General Finance Corp.*	50,000	362,500
Goldfield Corp. (The)*	114,000	438,900
Great Lakes Dredge & Dock Corp.*	239,800	1,103,080
Greenbrier Companies., Inc. (The)+	83,400	4,190,850
Griffon Corp.	57,150	1,042,988
Hardinge, Inc.	82,600	1,513,232
Hawaiian Holdings, Inc.	12,000	464,400
HC2 Holdings, Inc.*	83,900	441,314
Heidrick & Struggles International, Inc.	54,190	1,693,438
Heritage-Crystal Clean, Inc.*	14,246	335,493
Hertz Global Holdings, Inc.*+	103,800	2,060,430
Highpower International, Inc.*	55,922	209,708
Houston Wire & Cable Co.*	22,100	161,882
Hurco Cos., Inc.	17,615	808,528
Huron Consulting Group, Inc.*	10,300	392,430
Hyster-Yale Materials Handling, Inc.	2,700	188,811
ICF International, Inc.	35,000	2,045,750
IES Holdings, Inc.*+	3,600	54,540
Innovative Solutions & Support, Inc.*	23,300	82,249
Kelly Services, Inc., Class A	68,400	1,986,336
L.B. Foster Co., Class A*	39,400	927,870
L.S. Starrett Co. (The), Class A	14,400	97,200
Limbach Holdings, Inc.*	600	7,428
Marten Transport, Ltd.	100,776	2,297,693
Matson, Inc.	25,000	716,000
McGrath RentCorp	78,000	4,187,820
Miller Industries, Inc.	22,700	567,500
Navigant Consulting, Inc.*	140,900	2,710,916
Navios Maritime Holdings, Inc.*	170,000	152,643
Nexeo Solutions, Inc.*	116,100	1,242,270
NN, Inc.	47,500	1,140,000
Northwest Pipe Co.*	20,100	347,730
Orion Group Holdings, Inc.*	73,278	482,902
PAM Transportation Services, Inc.*	10,000	363,500
Pangaea Logistics Solutions, Ltd.*+	4,800	12,720

18	Quarterly Report | March 31, 2018 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Park-Ohio Holdings Corp.	10,000	$ 388,500
Patriot Transportation Holding, Inc.*	7,500	139,200
Performant Financial Corp.*	93,833	281,499
Powell Industries, Inc.	25,000	671,000
Preformed Line Products Co.	2,200	143,198
Quad/Graphics, Inc.	52,500	1,330,875
Quanex Building Products Corp.	35,000	609,000
RCM Technologies, Inc.	14,000	80,780
RPX Corp.	120,096	1,283,826
Rush Enterprises, Inc., Class A*	48,600	2,065,014
Rush Enterprises, Inc., Class B*	41,700	1,683,846
Safe Bulkers, Inc.*	251,450	797,096
Servotronics, Inc.	1,000	9,900
Sino-Global Shipping America, Ltd.*+	22,300	24,976
SkyWest, Inc.	120,200	6,538,880
Spartan Motors, Inc.	88,600	1,523,920
Steelcase, Inc., Class A	223,000	3,032,800
Sterling Construction Co., Inc.*	35,000	401,100
Textainer Group Holdings Ltd.*	141,300	2,395,035
Titan International, Inc.	96,700	1,219,387
Titan Machinery, Inc.*	75,500	1,778,780
Triumph Group, Inc.+	40,000	1,008,000
TrueBlue, Inc.*	77,550	2,008,545
Tutor Perini Corp.*	96,200	2,121,210
Ultralife Corp.*	57,350	573,500
USA Truck, Inc.*	9,635	245,596
Vectrus, Inc.*	5,000	186,200
Veritiv Corp.*	11,133	436,414
Viad Corp.	12,894	676,290
Virco Manufacturing Corp.	200	820
VSE Corp.	31,660	1,637,455
Wabash National Corp.	96,000	1,997,760
Westport Fuel Systems, Inc.*+	995	2,179
Willis Lease Finance Corp.*	50,950	1,746,566

		125,107,754

Information Technology - 7.81%
Alpha & Omega Semiconductor, Ltd.*	161,905	2,501,432
Amkor Technology, Inc.*	255,200	2,585,176
Amtech Systems, Inc.*	34,000	248,880
Applied Optoelectronics, Inc.*+	50,000	1,253,000

Industry Company	Shares	Value

Information Technology (continued)
AutoWeb, Inc.*	600	$ 1,788
Aviat Networks, Inc.*	13,800	231,288
Bel Fuse, Inc., Class B	63,600	1,202,040
Benchmark Electronics, Inc.	121,800	3,635,730
Blucora, Inc.*	82,400	2,027,040
CCUR Holdings, Inc.	3,400	16,320
ClearOne, Inc.+	5,000	39,750
Communications Systems, Inc.	5,800	21,286
Computer Task Group, Inc.*	84,900	695,331
Comtech Telecommunications Corp.	61,785	1,846,754
CSP, Inc.	5,150	55,362
CVD Equipment Corp.*	1,500	13,695
Digi International, Inc.*	58,325	600,748
Diodes, Inc.*	112,600	3,429,796
Edgewater Technology, Inc.*	9,810	54,446
Electro Scientific Industries, Inc.*	15,000	289,950
Finjan Holdings, Inc.*+	20,700	67,275
GSE Systems, Inc.*	22,500	73,125
IEC Electronics Corp.*	17,700	79,540
inTEST Corp.*	54,500	362,425
KEMET Corp.*	126,750	2,297,978
Key Tronic Corp.*	18,600	129,456
Kimball Electronics, Inc.*	59,100	954,465
Knowles Corp.*	156,800	1,974,112
Kulicke & Soffa Industries, Inc.*	100,300	2,508,503
KVH Industries, Inc.*	18,200	188,370
LightPath Technologies, Inc., Class A*+	65,000	143,000
Liquidity Services, Inc.*	37,350	242,775
ManTech International Corp., Class A	78,882	4,375,585
Meet Group, Inc. (The)*	26,831	56,077
Mind CTI Ltd.	500	1,095
Net 1 UEPS Technologies, Inc.*+	171,100	1,618,606
NetSol Technologies, Inc.*+	11,680	53,728
Network-1 Technologies, Inc.	50,000	132,500
Nortech Systems, Inc.*+	1,500	4,515
PCM, Inc.*	82,175	682,052
PC-Tel, Inc.	56,000	402,080
Photronics, Inc.*	171,470	1,414,628
Plexus Corp.*	500	29,865
PRGX Global, Inc.*	16,377	154,763
RELM Wireless Corp.	35,000	138,250
RF Industries, Ltd.	35,000	161,000
Sanmina Corp.*	60,900	1,592,535

www.bridgeway.com	19

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
ScanSource, Inc.*	45,500	$ 1,617,525
SigmaTron International, Inc.*	7,000	40,600
SMTC Corp.*	13,500	30,510
Stratasys, Ltd.*+	115,000	2,320,700
SunPower Corp.*+	300,000	2,394,000
Sykes Enterprises, Inc.*	92,750	2,684,185
Synacor, Inc.*	15,000	24,000
Systemax, Inc.	21,000	599,550
TESSCO Technologies, Inc.	15,250	353,038
TiVo Corp.	75,000	1,016,250
Trio-Tech International*	13,000	74,750
TSR, Inc.+	1,385	8,726
TTM Technologies, Inc.*	219,402	3,354,657
Ultra Clean Holdings, Inc.*	7,000	134,750
Vishay Precision Group, Inc.*	31,667	986,427
Wayside Technology Group, Inc.+	7,200	93,600
Westell Technologies, Inc., Class A*	59,900	200,665

		56,522,048

Materials - 6.47%
AgroFresh Solutions, Inc.*	51,700	379,995
American Vanguard Corp.	34,200	690,840
Boise Cascade Co.	65,000	2,509,000
Carpenter Technology Corp.	50,400	2,223,648
China Green Agriculture, Inc.*	43,500	54,375
Clearwater Paper Corp.*	16,182	632,716
Core Molding Technologies, Inc.	11,900	212,177
Flexible Solutions International, Inc.*	5,000	8,000
Friedman Industries, Inc.	5,000	29,350
FutureFuel Corp.	54,500	653,455
Gulf Resources, Inc.*	78,150	111,754
Haynes International, Inc.	22,200	823,842
Hecla Mining Co.	749,000	2,748,830
Kaiser Aluminum Corp.	23,350	2,356,015
Kraton Corp.*	169,500	8,086,845
Materion Corp.	71,700	3,660,285
Mercer International, Inc.	129,950	1,617,878
Olympic Steel, Inc.	22,300	457,373
Orient Paper, Inc.*	35,000	41,300
PH Glatfelter Co.	113,900	2,338,367
Rayonier Advanced Materials, Inc.+	74,500	1,599,515

Industry Company	Shares	Value

Materials (continued)
Resolute Forest Products, Inc.*	157,500	$ 1,307,250
Schnitzer Steel Industries, Inc., Class A	77,600	2,510,360
Stepan Co.	50,400	4,192,272
SunCoke Energy, Inc.*	216,200	2,326,312
Synalloy Corp.	5,000	71,750
TimkenSteel Corp.*+	20,000	303,800
Trecora Resources*	18,600	252,960
Tredegar Corp.	53,900	967,505
Tronox, Ltd., Class A	124,000	2,286,560
Universal Stainless & Alloy Products, Inc.*	16,250	446,875
Verso Corp., Class A*	55,000	926,200

		46,827,404

Real Estate - 0.27%
Consolidated-Tomoka Land Co.	11,000	691,350
Forestar Group, Inc.*+	11,025	233,179
RE/MAX Holdings, Inc., Class A	16,900	1,021,605

		1,946,134

Telecommunication Services - 1.17%
Alaska Communications Systems Group, Inc.*	344,187	619,537
ATN International, Inc.	22,000	1,311,640
Hawaiian Telcom Holdco, Inc.*	17,600	469,568
Iridium Communications, Inc.*+	392,125	4,411,406
Spok Holdings, Inc.	111,100	1,660,945

		8,473,096

TOTAL COMMON STOCKS - 99.22%		717,745,432

(Cost $547,388,190)

RIGHTS - 0.00%
NewStar Financial, Inc., expiring 12/26/19*Δ	105,100	31,530

TOTAL RIGHTS - 0.00%		31,530

(Cost $100,084)

20	Quarterly Report | March 31, 2018 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Industry Company		Shares	Value
WARRANTS - 0.00%
Eagle Bulk Shipping, Inc., expiring 10/15/21*		8,501	$680

TOTAL WARRANTS - 0.00%			680

(Cost $70,770)
	Rate^	Shares	Value

MONEY MARKET FUND - 0.67%
Fidelity Investments Money Market Government Portfolio Class I	1.49%	4,860,330	4,860,330

TOTAL MONEY MARKET FUND - 0.67%			4,860,330

(Cost $4,860,330)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.20%
Fidelity Investments Money Market Government Portfolio Class I**	1.49%	59,313,884	59,313,884

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 8.20%			59,313,884

(Cost $59,313,884)
TOTAL INVESTMENTS - 108.09%			$781,951,856
(Cost $611,733,258)
Liabilities in Excess of Other Assets - (8.09%)			(58,536,084)

NET ASSETS - 100.00%			$723,415,772

*   Non-income producing security.

**  This security represents the investment of the collateral received in connection with securities out on loan as of March 31, 2018.

^  Rate disclosed as of March 31, 2018.

Δ   Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.

+   This security or a portion of the security is out on loan as of March 31, 2018. Total loaned securities had a value of $58,538,946 as of March 31, 2018.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 03/31/2018 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$717,745,432	$—	$—	$717,745,432
Rights	—	—	31,530	31,530
Warrants	680	—	—	680
Money Market Fund	—	4,860,330	—	4,860,330
Investments Purchased with Cash Proceeds from Securities Lending	—	59,313,884	—	59,313,884

TOTAL	$717,746,112	$64,174,214	$31,530	$781,951,856

(a) - please refer to the Schedule of Investments for the industry classifications of these portfolio holdings

www.bridgeway.com	21

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of March 31, 2018 (Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
	Rights	Total
Balance as of 06/30/2017	$ —	$ —
Purchases	105,100	105,100
Sales/Proceeds Received	(5,016)	(5,016)
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	(68,554)	(68,554)
Transfers in1	—	—
Transfers out	—	—

Balance as of 03/31/2018	$ 31,530	$ 31,530

Net change in unrealized appreciation (depreciation) from investments held as of 03/31/2018	$ (68,554)	$ (68,554)

[1]Transfers in represent the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

See Notes to Schedule of Investments.

22	Quarterly Report | March 31, 2018 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 10 investment funds as of March 31, 2018 (each is referred to as a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of March 31, 2018, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth and Small-Cap Value. 50,000,000 shares have been classified into the Managed Volatility Fund.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical assets

www.bridgewayomni.com	23

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2018 (Unaudited)

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Fidelity Investments Money Market Government Portfolio - Class I, which is held by the Funds, invests primarily in securities that are valued at amortized cost. Therefore, this investment is classified as a Level 2 investment.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of March 31, 2018 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended March 31, 2018, there were no transfers from Level 1 to Level 2 or from Level 2 to Level 1 in any of the Funds. Details regarding material transfers into, and material transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

24	Quarterly Report | March 31, 2018 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)
March 31, 2018 (Unaudited)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

www.bridgewayomni.com	25

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Tammira Philippe
Tammira Philippe, President and Principal Executive Officer
(principal executive officer)

Date May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Tammira Philippe
Tammira Philippe, President and Principal Executive Officer
(principal executive officer)

Date May 23, 2018

By (Signature and Title)*	/s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer
(principal financial officer)

Date May 23, 2018

* Print the name and title of each signing officer under his or her signature.